UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES - 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	275,098	$301,882
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.494% 11/25/32 •	2,449	2,236
Total Agency Asset-Backed Securities
(cost $276,343)		304,118

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 1.14%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	671	749
Series 2002-T4 A3 7.50% 12/25/41	12,688	14,443
Series 2004-T1 1A2 6.50% 1/25/44	10,462	11,871
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	45,728	52,166
Series 2001-50 BA 7.00% 10/25/41	66,703	76,139
Series 2002-90 A1 6.50% 6/25/42	9,437	10,818
Series 2002-90 A2 6.50% 11/25/42	27,836	31,541
Series 2003-26 AT 5.00% 11/25/32	861,803	894,679
Series 2003-38 MP 5.50% 5/25/23	637,379	698,408
Series 2005-110 MB 5.50% 9/25/35	165,662	178,257
Series 2009-94 AC 5.00% 11/25/39	1,400,000	1,507,026
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,791,828
Series 2010-96 DC 4.00% 9/25/25	3,245,000	3,414,211
Series 2010-116 Z 4.00% 10/25/40	86,250	90,272
Series 2012-122 SD
5.946% 11/25/42 •Σ	2,459,353	545,486
Series 2013-31 MI 3.00% 4/25/33 Σ	7,805,345	1,302,369
Series 2013-44 DI 3.00% 5/25/33 Σ	10,078,696	1,690,915
Fannie Mae Whole Loan REMIC Trust
Series 2002-W6 2A1
6.502% 6/25/42 •	25,413	28,926
Series 2004-W11 1A2 6.50% 5/25/44	42,341	48,778
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	37,698	42,805
Series 2326 ZQ 6.50% 6/15/31	37,592	41,861
Series 2557 WE 5.00% 1/15/18	658,703	696,060
Series 2762 LG 5.00% 9/15/32	295,397	297,092
Series 2809 DC 4.50% 6/15/19	347,928	366,907
Series 3123 HT 5.00% 3/15/26	75,622	81,235
Series 3416 GK 4.00% 7/15/22	4,892	4,991
Series 3656 PM 5.00% 4/15/40	2,540,000	2,741,107
Series 4065 DE 3.00% 6/15/32	350,000	341,197
Series 4148 SA 5.945% 12/15/42 •Σ	2,266,344	497,744
Series 4185 LI 3.00% 3/15/33 Σ	2,490,386	418,034
Series 4191 CI 3.00% 4/15/33 Σ	1,029,820	158,260
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 t	15,597	18,277
Series T-58 2A 6.50% 9/25/43 t	6,169	6,956
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,349,609
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	1,420,000	1,472,114
Total Agency Collateralized Mortgage
Obligations (cost $23,325,301)		23,923,131

AGENCY MORTGAGE-BACKED
SECURITIES - 12.31%
Fannie Mae
6.50% 8/1/17	6,717	7,044
Fannie Mae ARM
2.277% 10/1/33 •	14,987	15,466
2.411% 5/1/43 •	1,252,950	1,236,262
2.412% 6/1/37 •	4,705	5,069
2.44% 11/1/35 •	168,072	178,305
2.546% 6/1/43 •	422,461	420,413
3.293% 9/1/43 •	1,574,934	1,615,676
5.142% 8/1/35 •	22,672	24,419
5.818% 8/1/37 •	167,888	180,735
Fannie Mae Relocation 15 yr
4.00% 9/1/20	73,123	75,879
Fannie Mae Relocation 30 yr
5.00% 11/1/33	3,341	3,603
5.00% 11/1/34	3,882	4,191
5.00% 4/1/35	14,432	15,579
5.00% 10/1/35	28,681	30,944
5.00% 1/1/36	35,647	38,467
5.00% 2/1/36	12,200	13,156
Fannie Mae S.F. 15 yr
2.50% 7/1/27	233,328	233,931
2.50% 10/1/27	1,369,276	1,372,811
2.50% 2/1/28	3,669,903	3,679,404
2.50% 5/1/28	838,393	839,378
3.00% 8/1/27	698,890	718,720
3.00% 11/1/27	194,752	200,338
3.50% 7/1/26	1,177,697	1,235,754
3.50% 12/1/28	379,545	398,681
4.00% 4/1/24	448,091	474,473
4.00% 2/1/25	289,674	306,818
4.00% 5/1/25	796,012	842,950
4.00% 6/1/25	2,857,756	3,025,166
4.00% 11/1/25	3,256,731	3,461,785
4.00% 12/1/26	1,369,312	1,450,000
4.00% 5/1/27	2,744,398	2,908,372
5.00% 5/1/21	147,119	157,452
6.00% 12/1/22	462,683	501,278
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/29	36,304,000	36,275,639
3.00% 4/1/29	32,413,000	33,294,228
3.50% 4/1/29	18,742,000	19,649,816

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/33	606,162	$605,145
3.00% 9/1/33	1,131,403	1,129,503
3.50% 4/1/33	191,171	196,728
3.50% 9/1/33	845,553	871,624
4.00% 2/1/31	1,024,613	1,081,492
5.00% 11/1/23	89,062	96,990
5.50% 11/1/25	50,747	56,675
5.50% 8/1/28	464,076	514,664
6.00% 9/1/29	821,372	920,286
Fannie Mae S.F. 30 yr
3.00% 7/1/42	1,144,937	1,106,513
3.00% 10/1/42	17,902,674	17,301,937
3.00% 12/1/42	3,047,940	2,945,652
3.00% 1/1/43	8,310,263	8,031,372
3.00% 2/1/43	723,016	698,752
3.00% 4/1/43	4,154,915	4,015,477
3.50% 7/1/42	170,712	171,866
4.00% 11/1/40	482,403	501,444
4.00% 1/1/41	2,216,575	2,304,827
4.00% 3/1/42	915,735	951,994
4.00% 1/1/43	1,105,621	1,149,338
4.00% 8/1/43	549,861	572,068
4.50% 7/1/36	383,923	409,480
4.50% 11/1/40	1,898,768	2,026,623
4.50% 2/1/41	541,757	578,321
4.50% 3/1/41	2,406,413	2,568,655
4.50% 5/1/41	389,592	417,134
4.50% 10/1/41	1,342,904	1,432,272
5.00% 5/1/34	3,027	3,306
5.00% 2/1/35	276,583	302,743
5.00% 7/1/35	595,404	649,203
5.00% 10/1/35	1,390,431	1,515,849
5.00% 11/1/35	428,578	467,488
5.00% 4/1/37	353,666	385,134
5.00% 8/1/37	120,360	131,337
5.00% 2/1/38	386,051	421,171
5.50% 2/1/33	1,103,105	1,228,040
5.50% 4/1/34	381,051	423,786
5.50% 11/1/34	281,907	313,460
5.50% 11/1/34	127,713	142,206
5.50% 1/1/35	956,406	1,063,141
5.50% 3/1/35	224,028	248,979
5.50% 6/1/35	420,427	466,979
5.50% 1/1/36	259,983	289,673
5.50% 1/1/37	25,083	27,869
5.50% 8/1/37	1,051,955	1,168,757
5.50% 1/1/38	32,046	35,371
5.50% 2/1/38	421,109	468,370
5.50% 6/1/38	82,180	90,618
5.50% 9/1/38	1,308,490	1,452,319
5.50% 10/1/39	3,983,990	4,392,437
5.50% 7/1/40	1,164,399	1,284,429
6.00% 2/1/37	473,498	528,481
6.00% 8/1/37	1,142,206	1,274,504
6.00% 9/1/37	169,323	189,047
6.00% 11/1/37	193,862	216,401
6.00% 10/1/38	1,730,709	1,924,521
6.00% 1/1/39	795,698	884,868
6.00% 9/1/39	6,581,173	7,321,638
6.00% 9/1/40	620,882	692,909
6.50% 2/1/36	311,556	355,281
7.50% 3/1/32	478	572
7.50% 4/1/32	987	1,127
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/44	4,475,000	4,306,488
3.50% 5/1/44	2,880,000	2,887,200
4.00% 4/1/44	2,090,000	2,172,294
4.00% 5/1/44	3,568,000	3,695,668
4.50% 5/1/44	25,445,000	27,051,218
Freddie Mac ARM
2.342% 12/1/33 •	34,436	36,589
2.357% 2/1/37 •	228,635	246,697
2.377% 8/1/37 •	3,392	3,624
2.464% 4/1/34 •	1,716	1,821
2.495% 7/1/36 •	95,242	101,572
2.537% 1/1/44 •	4,272,321	4,352,194
2.732% 6/1/37 •	315,022	334,682
6.055% 10/1/37 •	1,912	2,003
6.239% 10/1/37 •	28,830	30,434
Freddie Mac Relocation 30 yr
5.00% 9/1/33	6,584	7,112
Freddie Mac S.F. 15 yr
3.50% 10/1/26	345,370	362,421
4.00% 8/1/25	512,120	542,354
4.00% 11/1/26	1,021,680	1,081,511
4.50% 5/1/20	325,478	345,012
4.50% 7/1/25	264,957	283,711
4.50% 6/1/26	548,355	587,043
5.00% 6/1/18	102,469	108,655
5.50% 6/1/20	145,106	157,503
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,352,348	1,305,714
3.00% 11/1/42	1,206,134	1,165,172
4.00% 11/1/40	794,665	824,668
4.00% 12/1/40	232,288	241,037
4.00% 2/1/42	531,297	551,390
4.50% 10/1/39	1,549,058	1,651,968
4.50% 10/1/43	473,710	507,963
5.00% 3/1/34	16,443	18,129
5.50% 6/1/36	109,304	120,576
5.50% 11/1/36	233,207	256,888
5.50% 6/1/38	146,589	160,913

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/40	602,737	$661,633
5.50% 8/1/40	455,400	499,900
5.50% 1/1/41	623,658	684,599
6.00% 2/1/36	516,964	579,721
6.00% 8/1/38	1,022,865	1,143,231
6.00% 5/1/40	286,907	318,482
6.50% 8/1/38	191,055	213,898
GNMA I S.F. 30 yr
7.00% 12/15/34	199,092	233,612
Total Agency Mortgage-Backed
Securities (cost $257,726,058)		257,748,348

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 3.16%
American Tower Trust I
Series 2013-2A 144A
3.07% 3/15/23 #	2,385,000	2,288,391
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 5.892% 2/10/51 •	515,000	571,643
Bank of America Merrill Lynch Mortgage
Trust
Series 2005-CIP1 A2 4.96% 7/12/38	172,550	172,437
CD Commercial Mortgage Trust
Series 2005-CD1 C 5.216% 7/15/44 •	1,045,000	1,076,619
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,220,000	1,190,751
Commercial Mortgage Pass Through
Certificates
Series 2014-CR16 A4
4.051% 4/10/47 t	2,205,000	2,271,050
Series 2014-LC15 A4
4.006% 4/10/47 t	2,760,000	2,838,345
Commercial Mortgage Trust
Series 2005-C6 A5A
5.116% 6/10/44 •	1,185,634	1,237,270
Series 2005-GG5 A5
5.224% 4/10/37 •	7,280,000	7,631,027
Credit Suisse Commercial Mortgage
Trust
Series 2006-C1 AAB
5.466% 2/15/39 •	32,456	33,016
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	3,770,000	4,207,554
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.435% 4/25/20 #•	930,000	1,025,121
Series 2012-K19 B 144A
4.037% 5/25/45 #•	390,000	387,223
Series 2012-K22 B 144A
3.687% 8/25/45 #•	1,200,000	1,155,407
Series 2012-K708 B 144A
3.759% 2/25/45 #•	3,440,000	3,512,918
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38 •	1,000,091	1,002,203
Series 2005-GG4 A4A
4.751% 7/10/39	2,951,419	3,034,378
Goldman Sachs Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	1,815,000	1,938,409
Series 2010-C1 A2 144A
4.592% 8/10/43 #	3,090,000	3,382,533
Series 2010-C1 C 144A
5.635% 8/10/43 #•	1,010,000	1,107,373
Series 2014-GC20 A5
3.998% 4/10/47	1,260,000	1,297,795
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	1,375,000	1,378,227
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.477% 8/12/37 •	600,000	644,009
Series 2006-LDP8 AM 5.44% 5/15/45	1,909,000	2,083,899
Series 2011-C5 A3 4.171% 8/15/46	2,095,000	2,222,554
Series 2011-C5 C 144A
5.331% 8/15/46 #•	1,100,000	1,207,098
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	137,388	142,492
Series 2005-C3 B 4.895% 7/15/40 •	700,000	718,156
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.208% 11/14/42 •	1,650,000	1,727,154
Series 2005-HQ7 C
5.208% 11/14/42 •	3,465,000	3,428,617
Series 2006-T21 B 144A
5.313% 10/12/52 #•	800,000	838,156
Series 2007-T27 A4
5.648% 6/11/42 •	1,982,000	2,218,141
Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36 #	2,010,000	2,177,429
VNO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30 #	4,735,000	4,552,684

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	1,470,000	$1,411,463
Total Commercial Mortgage-Backed
Securities (cost $66,070,672)		66,111,542

CONVERTIBLE BONDS - 2.42%
Alaska Communications Systems Group
144A 6.25% exercise price $10.28,
expiration date 4/27/18 #	1,285,000	1,077,794
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	1,371,000	1,514,098
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	1,247,000	1,362,347
ArvinMeritor 4.00% exercise price
$26.73, expiration date 2/12/27 ϕ	2,484,000	2,620,620
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	1,546,000	1,646,490
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration date
12/1/18	1,192,000	1,335,040
Blucora 144A 4.25% exercise price
$21.66, expiration date 3/29/19 #	718,000	813,135
Chesapeake Energy 2.25% exercise
price $85.40, expiration date
12/14/38	509,000	479,733
Chesapeake Energy 2.50% exercise
price $50.90, expiration date 5/15/37	534,000	546,015
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18 #	1,026,000	1,440,889
Dendreon 2.875% exercise price $51.24,
expiration date 1/13/16	1,069,000	793,733
Energy XXI Bermuda 144A 3.00%
exercise price $40.40, expiration date
12/13/18 #	1,360,000	1,334,500
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16	534,000	1,206,506
General Cable 4.50% exercise price
$35.88, expiration date 11/15/29 ϕ	1,762,000	1,775,215
Gilead Sciences 1.625% exercise price
$22.71, expiration date 4/29/16	522,000	1,624,728
Helix Energy Solutions Group 3.25%
exercise price $25.02, expiration date
3/12/32	1,288,000	1,595,510
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42 ϕ	1,317,000	1,349,102
Illumina 144A 0.25% exercise price
$83.55, expiration date 3/11/16 #	677,000	1,231,720
Intel 3.25% exercise price $21.71,
expiration date 8/1/39	1,033,000	1,446,205
Jefferies Group 3.875% exercise price
$45.40, expiration date 10/31/29	1,599,000	1,707,932
L-3 Communications Holdings 3.00%
exercise price $89.08, expiration date
8/1/35	958,000	1,280,127
Lam Research 1.25% exercise price
$63.02, expiration date 5/11/18	1,035,000	1,289,222
Lexington Realty Trust 144A 6.00%
exercise price $6.76, expiration date
1/11/30 #	611,000	987,911
Liberty Interactive 144A 0.75% exercise
price $1,000.00, expiration date
3/30/43 #	1,175,000	1,460,672
Liberty Interactive 144A 1.00% exercise
price $74.31, expiration date
9/28/43 #	1,002,000	1,053,353
MGM Resorts International 4.25%
exercise price $18.58, expiration date
4/10/15	625,000	911,328
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15	373,000	1,372,873
Nuance Communications 2.75%
exercise price $32.30, expiration date
11/1/31	1,459,000	1,469,031
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17	2,445,000	2,915,663
Peabody Energy 4.75% exercise price
$57.62, expiration date 12/15/41	902,000	734,003
Ryman Hospitality Properties 144A
3.75% exercise price $21.38,
expiration date 9/29/14 #	610,000	1,214,281
SanDisk 1.50% exercise price $51.83,
expiration date 8/11/17	1,062,000	1,751,636
SBA Communications 4.00% exercise
price $30.38, expiration date 9/29/14	302,000	902,414
Steel Dynamics 5.125% exercise price
$17.10, expiration date 6/15/14	500,000	541,875
TIBCO Software 2.25% exercise price
$50.57, expiration date 4/30/32	1,334,000	1,345,673
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19	1,365,000	1,164,516
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date 7/15/43 #	1,167,000	1,226,079
Vector Group 2.50% exercise price
$17.62, expiration date 1/14/19 •	707,000	972,146
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37	653,000	1,079,899
Total Convertible Bonds
(cost $44,261,103)		50,574,014

CORPORATE BONDS - 53.31%
Automotive - 0.51%
American Axle & Manufacturing
6.25% 3/15/21	1,115,000	1,193,050

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Automotive (continued)
Chassix 144A 9.25% 8/1/18 #		215,000	$232,200
Chrysler Group 8.25% 6/15/21		3,080,000	3,499,650
Delphi 5.00% 2/15/23		480,000	510,000
Ford Motor 7.45% 7/16/31		2,320,000	2,984,754
Jaguar Land Rover 144A
5.625% 2/1/23 #		605,000	632,981
Meritor 6.75% 6/15/21		505,000	536,563
TRW Automotive 144A 4.50% 3/1/21 #		1,000,000	1,032,500
			10,621,698
Banking - 6.75%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	896,000	813,035
3.505% 11/6/18 •	AUD	2,147,000	1,994,008
Banco de Costa Rica 144A
5.25% 8/12/18 #		2,025,000	2,062,969
Banco Nacional de Costa Rica 144A
4.875% 11/1/18 #		1,345,000	1,360,131
Banco Santander Mexico
144A 4.125% 11/9/22 #		500,000	491,875
144A 5.95% 1/30/24 #•		2,055,000	2,126,925
Bancolombia 5.95% 6/3/21		1,195,000	1,281,637
Bank of America
2.00% 1/11/18		1,035,000	1,033,995
2.65% 4/1/19		2,015,000	2,023,779
4.00% 4/1/24		5,200,000	5,204,498
Bank of Georgia 144A 7.75% 7/5/17 #		1,515,000	1,615,369
Barclays Bank 7.625% 11/21/22		2,135,000	2,359,175
BB&T 5.25% 11/1/19		10,782,000	12,156,996
BBVA Bancomer 144A 6.50% 3/10/21 #		2,530,000	2,748,213
Branch Banking & Trust 2.85% 4/1/21		1,275,000	1,259,054
City National 5.25% 9/15/20		2,040,000	2,277,978
Credit Agricole 144A
7.875% 1/29/49 #•		880,000	930,600
Credit Suisse 144A 6.50% 8/8/23 #		2,520,000	2,772,000
Credit Suisse Group 144A
7.50% 12/11/49 #•		1,510,000	1,642,140
Fifth Third Bancorp 4.30% 1/16/24		1,880,000	1,909,736
Goldman Sachs Group
144A 3.55% 2/12/21 #@	CAD	800,000	724,339
4.00% 3/3/24		1,890,000	1,885,443
4.335% 8/8/18 •	AUD	1,130,000	1,069,640
HBOS 144A 6.75% 5/21/18 #		2,930,000	3,325,582
HBOS Capital Funding 144A
6.071% 6/29/49 #•		2,480,000	2,492,400
HSBC Holdings 4.25% 3/14/24		2,340,000	2,347,600
HSBC New Zealand 3.89% 12/10/18 •	NZD	1,200,000	1,048,522
ING Bank 144A 5.80% 9/25/23 #		3,635,000	3,883,634
JPMorgan Chase
0.865% 1/28/19 •		1,124,000	1,124,270
3.665% 5/17/18 •	AUD	810,000	754,364
3.875% 2/1/24		3,010,000	3,043,179
4.25% 11/2/18	NZD	2,465,000	2,048,298
6.75% 1/29/49 •		2,775,000	2,934,563
KeyBank 6.95% 2/1/28		4,255,000	5,220,362
Morgan Stanley
1.087% 1/24/19 •		1,126,000	1,128,906
2.50% 1/24/19		1,515,000	1,512,482
4.10% 5/22/23		2,870,000	2,846,271
5.00% 11/24/25		1,985,000	2,046,908
7.375% 2/22/18	AUD	806,000	815,545
7.60% 8/8/17	NZD	1,758,000	1,622,398
National City Bank 0.604% 6/7/17 •		1,905,000	1,891,800
Northern Trust 3.95% 10/30/25		1,355,000	1,366,341
PNC Bank 6.875% 4/1/18		5,710,000	6,659,602
PNC Preferred Funding Trust II 144A
1.456% 3/31/49 #•		2,500,000	2,400,000
Rabobank
3.655% 3/22/17 •	AUD	1,000,000	934,855
4.625% 12/1/23		3,000,000	3,093,165
RBS Capital Trust I 2.099% 12/29/49 •		1,365,000	1,330,875
Santander Holdings USA
3.45% 8/27/18		1,620,000	1,677,795
Santander UK 144A 5.00% 11/7/23 #		3,050,000	3,143,794
Sberbank of Russia 144A
5.50% 2/26/24 #•		1,650,000	1,548,937
Standard Chartered 144A
5.70% 3/26/44 #		2,065,000	2,049,513
State Street 3.10% 5/15/23		2,850,000	2,714,494
SunTrust Bank
0.526% 8/24/15 •		1,965,000	1,960,084
2.35% 11/1/18		645,000	645,927
SVB Financial Group 5.375% 9/15/20		865,000	962,573
Turkiye Is Bankasi 144A
7.85% 12/10/23 #		1,235,000	1,277,607
US Bank North America
4.95% 10/30/14		1,755,000	1,801,230
USB Capital IX 3.50% 10/29/49 •		7,105,000	6,003,725
USB Realty 144A 1.386% 12/29/49 #•		300,000	279,000
Wachovia 0.609% 10/15/16 •		1,755,000	1,749,538
Wells Fargo
3.00% 1/22/21		625,000	626,387
3.50% 9/12/29	GBP	654,000	1,023,807
Yapi ve Kredi Bankasi 144A
5.25% 12/3/18 #		1,440,000	1,432,800
Zions Bancorp
4.50% 3/27/17		1,895,000	2,024,493
4.50% 6/13/23		2,180,000	2,179,969
7.75% 9/23/14		550,000	566,985
			141,284,115
Basic Industry - 4.43%
AK Steel 7.625% 5/15/20		715,000	716,787

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
Allegion U.S. Holding 144A
5.75% 10/1/21 #		1,365,000	$1,443,487
ArcelorMittal
6.125% 6/1/18		1,655,000	1,820,500
10.35% 6/1/19		2,685,000	3,413,306
Axalta Coating System 144A
7.375% 5/1/21 #		1,065,000	1,163,513
Barrick Gold 4.10% 5/1/23		2,555,000	2,428,280
Barrick North America Finance
5.75% 5/1/43		585,000	571,959
Braskem Finance 6.45% 2/3/24		2,045,000	2,098,681
Builders FirstSource 144A
7.625% 6/1/21 #		1,453,000	1,576,505
CF Industries
5.15% 3/15/34		2,385,000	2,459,941
6.875% 5/1/18		4,030,000	4,701,471
7.125% 5/1/20		1,165,000	1,386,884
Cia Minera Ares 144A 7.75% 1/23/21 #		1,410,000	1,457,587
Dow Chemical 8.55% 5/15/19		9,021,000	11,563,352
FMG Resources August 2006 144A
6.875% 4/1/22 #		9,544,000	10,319,450
Georgia-Pacific 8.00% 1/15/24		5,120,000	6,740,091
Gerdau Trade 144A 5.75% 1/30/21 #		1,175,000	1,210,250
HD Supply
7.50% 7/15/20		588,000	644,595
11.50% 7/15/20		1,190,000	1,419,075
Headwaters 7.625% 4/1/19		700,000	757,750
International Paper
6.00% 11/15/41		2,075,000	2,387,537
7.50% 8/15/21		835,000	1,052,081
LSB Industries 144A 7.75% 8/1/19 #		240,000	258,600
LyondellBasell Industries
5.75% 4/15/24		1,810,000	2,089,162
Masonite International 144A
8.25% 4/15/21 #		465,000	515,569
MMC Finance 144A 5.55% 10/28/20 #		1,661,000	1,640,237
Mosaic 5.625% 11/15/43		1,630,000	1,757,034
Nortek 8.50% 4/15/21		1,420,000	1,593,950
Novelis 8.75% 12/15/20		1,420,000	1,593,950
Packaging Corp. of America
4.50% 11/1/23		1,035,000	1,073,383
Perstorp Holding 144A 8.75% 5/15/17 #		840,000	903,000
Phosagro 144A 4.204% 2/13/18 #		2,516,000	2,409,070
Plains Exploration & Production
6.50% 11/15/20		1,685,000	1,864,031
PolyOne 5.25% 3/15/23		780,000	787,800
Potash of Saskatchewan
3.625% 3/15/24		1,280,000	1,272,097
Rio Tinto Finance USA 3.50% 11/2/20		1,060,000	1,087,175
Rock-Tenn
3.50% 3/1/20		2,075,000	2,107,513
4.00% 3/1/23		1,065,000	1,072,818
4.45% 3/1/19		485,000	520,168
Ryerson
9.00% 10/15/17		815,000	881,219
11.25% 10/15/18		340,000	382,500
Samarco Mineracao 144A
5.75% 10/24/23 #		1,690,000	1,704,787
Teck Resources 3.75% 2/1/23		1,715,000	1,614,961
TPC Group 144A 8.75% 12/15/20 #		635,000	699,294
Vedanta Resources 144A
6.00% 1/31/19 #		1,565,000	1,572,825
Weyerhaeuser 4.625% 9/15/23		1,845,000	1,927,665
			92,661,890
Brokerage - 0.42%
Jefferies Group
5.125% 1/20/23		1,515,000	1,595,112
6.45% 6/8/27		878,000	942,991
6.50% 1/20/43		570,000	599,004
Lazard Group
4.25% 11/14/20		180,000	186,756
6.85% 6/15/17		4,829,000	5,494,262
			8,818,125
Capital Goods - 2.00%
Accudyne Industries 144A
7.75% 12/15/20 #		300,000	324,750
Ball
4.00% 11/15/23		1,785,000	1,677,900
5.00% 3/15/22		820,000	844,600
Berry Plastics 9.75% 1/15/21		1,185,000	1,382,006
BOE Merger 144A PIK 9.50%
11/1/17 #T		70,000	74,550
Cemex
144A 4.989% 10/15/18 #•		1,040,000	1,102,400
144A 9.50% 6/15/18 #		1,150,000	1,331,125
Cemex Espana Luxembourg 144A
9.25% 5/12/20 #		1,661,000	1,831,253
Cemex Finance 144A 6.00% 4/1/24 #		1,337,000	1,343,685
Consolidated Container 144A
10.125% 7/15/20 #		655,000	699,213
Crane
2.75% 12/15/18		595,000	597,429
4.45% 12/15/23		2,535,000	2,614,041
Crown Americas 4.50% 1/15/23		465,000	446,400
GE Capital European Funding
2.25% 7/20/20	EUR	854,000	1,208,632
General Electric 4.50% 3/11/44		1,530,000	1,560,152
Ingersoll-Rand Global Holding 144A
4.25% 6/15/23 #		4,225,000	4,321,968
Metalloinvest Finance
144A 5.625% 4/17/20 #		1,865,000	1,762,425

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Capital Goods (continued)
Metalloinvest Finance
144A 6.50% 7/21/16 #		715,000	$733,769
Milacron 144A 7.75% 2/15/21 #		790,000	857,150
OAS Investments 144A
8.25% 10/19/19 #		1,625,000	1,637,187
Plastipak Holdings 144A
6.50% 10/1/21 #		995,000	1,048,481
Reynolds Group Issuer
8.25% 2/15/21		4,950,000	5,426,437
9.00% 4/15/19		3,065,000	3,294,875
Sealed Air 144A 6.50% 12/1/20 #		1,400,000	1,550,500
TransDigm 7.50% 7/15/21		925,000	1,029,063
Votorantim Cimentos 144A
7.25% 4/5/41 #		3,225,000	3,208,875
			41,908,866
Communications - 6.86%
America Movil 5.00% 3/30/20		2,720,000	2,993,722
American Tower 5.00% 2/15/24		2,550,000	2,661,009
American Tower Trust I 144A
1.551% 3/15/43 #		955,000	934,164
AT&T
2.30% 3/11/19		2,120,000	2,111,486
3.90% 3/11/24		3,130,000	3,127,530
Bell Canada 3.35% 3/22/23	CAD	1,536,000	1,346,208
Bharti Airtel International Netherlands
4.00% 12/10/18	EUR	315,000	453,054
Brasil Telecom 144A 5.75% 2/10/22 #		1,286,000	1,244,205
CC Holdings GS V 3.849% 4/15/23		1,690,000	1,647,084
CenturyLink
5.80% 3/15/22		4,175,000	4,289,813
6.75% 12/1/23		940,000	1,002,275
Columbus International 144A
7.375% 3/30/21 #		2,200,000	2,268,750
Comcast
3.60% 3/1/24		1,745,000	1,758,087
4.75% 3/1/44		2,075,000	2,114,639
Comcel Trust 144A 6.875% 2/6/24 #		1,200,000	1,258,500
Crown Castle Towers 144A
4.883% 8/15/20 #		9,485,000	10,298,680
Deutsche Telekom International Finance
6.50% 4/8/22	GBP	416,000	827,859
Digicel 144A 8.25% 9/1/17 #		185,000	193,325
Digicel Group 144A 8.25% 9/30/20 #		3,770,000	4,043,325
DIRECTV Holdings 4.45% 4/1/24		2,510,000	2,522,123
ENTEL Chile 144A 4.875% 10/30/24 #		1,155,000	1,167,282
Equinix
4.875% 4/1/20		702,000	721,305
5.375% 4/1/23		1,203,000	1,233,075
Hughes Satellite Systems
7.625% 6/15/21		505,000	571,913
Intelsat Jackson Holdings 144A
5.50% 8/1/23 #		1,115,000	1,096,881
Intelsat Luxembourg
144A 7.75% 6/1/21 #		1,525,000	1,610,781
144A 8.125% 6/1/23 #		7,140,000	7,595,175
Interpublic Group
3.75% 2/15/23		1,305,000	1,271,341
4.20% 4/15/24		1,280,000	1,277,594
Level 3 Financing
144A 6.125% 1/15/21 #		1,880,000	1,988,100
7.00% 6/1/20		795,000	865,556
MetroPCS Wireless 6.625% 11/15/20		665,000	712,381
Millicom International Cellular 144A
6.625% 10/15/21 #		1,760,000	1,870,000
Mobile Telesystems 144A
8.625% 6/22/20 #		1,605,000	1,837,725
Myriad International Holdings
144A 6.00% 7/18/20 #		825,000	899,250
144A 6.375% 7/28/17 #		2,140,000	2,380,750
Rogers Communications
5.00% 3/15/44		2,225,000	2,248,785
SBA Tower Trust 144A 2.24% 4/16/18 #		1,800,000	1,769,366
SES 144A 3.60% 4/4/23 #		4,420,000	4,295,643
SES Global Americas Holdings
144A 2.50% 3/25/19 #		475,000	472,651
144A 5.30% 3/25/44 #		4,305,000	4,330,090
Sprint
144A 7.125% 6/15/24 #		2,405,000	2,531,263
144A 7.25% 9/15/21 #		1,240,000	1,356,250
144A 7.875% 9/15/23 #		1,335,000	1,471,837
Sprint Capital 6.90% 5/1/19		1,075,000	1,185,187
TBG Global PTE 144A 4.625% 4/3/18 #		1,430,000	1,417,487
Telefonica Chile 144A
3.875% 10/12/22 #		2,900,000	2,762,784
Telefonica Emisiones
4.57% 4/27/23		3,290,000	3,372,329
5.289% 12/9/22	GBP	550,000	983,242
Telemar Norte Leste 144A
5.50% 10/23/20 #		2,245,000	2,233,775
Time Warner Cable
5.85% 5/1/17		580,000	652,543
8.25% 4/1/19		2,950,000	3,679,455
T-Mobile USA
6.125% 1/15/22		1,365,000	1,434,956
6.50% 1/15/24		1,020,000	1,071,000
6.836% 4/28/23		1,860,000	2,001,825
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,383,037
4.15% 3/15/24		1,980,000	2,015,660
5.05% 3/15/34		1,545,000	1,589,975
5.15% 9/15/23		6,115,000	6,704,400
6.40% 9/15/33		925,000	1,101,448

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Verizon Communications
6.55% 9/15/43		820,000	$1,001,496
VimpelCom 144A 7.748% 2/2/21 #		2,158,000	2,230,833
Virgin Media Secured Finance
6.50% 1/15/18		7,925,000	8,222,187
VTR Finance 144A 6.875% 1/15/24 #		1,765,000	1,840,013
Wind Acquisition Finance
144A 7.25% 2/15/18 #		535,000	567,100
144A 11.75% 7/15/17 #		680,000	717,400
Windstream
7.50% 4/1/23		315,000	332,325
7.75% 10/1/21		620,000	669,600
Zayo Group 10.125% 7/1/20		1,580,000	1,838,725
			143,679,614
Consumer Cyclical - 3.12%
Alfa
144A 5.25% 3/25/24 #		1,080,000	1,109,700
144A 6.875% 3/25/44 #		295,000	304,219
Amazon.com 2.50% 11/29/22		4,650,000	4,328,597
Chinos Intermediate Holdings 144A PIK
7.75% 5/1/19 #T		1,005,000	1,040,175
CVS Caremark 4.00% 12/5/23		3,665,000	3,751,945
Delphi 6.125% 5/15/21		1,865,000	2,079,475
eBay 4.00% 7/15/42		1,290,000	1,145,548
Ford Motor Credit 5.875% 8/2/21		1,745,000	2,010,901
General Motors 144A 3.50% 10/2/18 #		1,865,000	1,909,294
Historic TW 6.875% 6/15/18		5,675,000	6,731,918
Host Hotels & Resorts
3.75% 10/15/23		2,435,000	2,362,775
4.75% 3/1/23		2,060,000	2,158,433
5.875% 6/15/19		905,000	980,700
Hyundai Capital America
144A 2.125% 10/2/17 #		1,545,000	1,557,552
144A 2.55% 2/6/19 #		675,000	675,401
International Game Technology
5.35% 10/15/23		4,065,000	4,353,818
Landry’s 144A 9.375% 5/1/20 #		1,415,000	1,565,344
Levi Strauss 6.875% 5/1/22		1,390,000	1,532,475
Marriott International 3.375% 10/15/20		1,640,000	1,655,641
NetFlix 144A 5.75% 3/1/24 #		1,440,000	1,497,600
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		380,000	401,850
QVC
144A 3.125% 4/1/19 #		1,185,000	1,178,928
4.375% 3/15/23		3,605,000	3,559,119
144A 4.85% 4/1/24 #		1,470,000	1,492,123
Rite Aid 9.25% 3/15/20		915,000	1,046,531
Sally Holdings 5.75% 6/1/22		925,000	982,813
Tenedora Nemak 144A 5.50% 2/28/23 #		1,765,000	1,798,094
Toyota Finance Australia
3.04% 12/20/16	NZD	2,070,000	1,712,070
TRW Automotive 144A 4.45% 12/1/23 #		2,735,000	2,755,513
Viacom
3.875% 4/1/24		2,240,000	2,239,097
5.25% 4/1/44		1,470,000	1,507,641
Wyndham Worldwide
4.25% 3/1/22		1,045,000	1,058,699
5.625% 3/1/21		1,610,000	1,761,530
Yum Brands 3.875% 11/1/23		1,060,000	1,054,572
			65,300,091
Consumer Non-Cyclical - 3.90%
BFF International 144A 7.25% 1/28/20 #		900,000	1,026,000
Boston Scientific
2.65% 10/1/18		1,370,000	1,381,796
6.00% 1/15/20		2,770,000	3,183,237
BRF 144A 5.875% 6/6/22 #		2,000,000	2,075,000
CareFusion 6.375% 8/1/19		8,080,000	9,234,931
Celgene
3.25% 8/15/22		1,560,000	1,523,087
3.95% 10/15/20		2,215,000	2,318,011
Coca-Cola Femsa 2.375% 11/26/18		1,420,000	1,422,130
Coca-Cola Icecek 144A
4.75% 10/1/18 #		1,685,000	1,743,217
Constellation Brands 6.00% 5/1/22		1,165,000	1,293,150
Cosan Luxembourg 144A
5.00% 3/14/23 #		1,585,000	1,493,863
ENA Norte Trust 144A 4.95% 4/25/23 #		1,367,418	1,325,506
Fomento Economico Mexicano
4.375% 5/10/43		1,420,000	1,245,404
Gilead Sciences 3.70% 4/1/24		3,375,000	3,383,424
Jarden
6.125% 11/15/22		700,000	756,000
7.50% 1/15/20		365,000	398,306
JBS Investments 144A
7.75% 10/28/20 #		3,705,000	3,922,669
Korea Expressway 144A
1.875% 10/22/17 #		2,035,000	2,043,211
Kroger 3.30% 1/15/21		2,705,000	2,706,593
Laboratory Corp. of America Holdings
2.20% 8/23/17		2,075,000	2,101,886
Marfrig Overseas 144A 9.50% 5/4/20 #		1,380,000	1,398,975
McKesson 3.796% 3/15/24		4,250,000	4,262,712
PepsiCo 3.60% 3/1/24		2,085,000	2,091,962
Pernod-Ricard 144A 5.75% 4/7/21 #		3,815,000	4,337,102
Prestige Brands 144A
5.375% 12/15/21 #		1,290,000	1,327,087
Quest Diagnostics 2.70% 4/1/19		1,265,000	1,264,599
Scotts Miracle-Gro 6.625% 12/15/20		550,000	597,437
Smithfield Foods 6.625% 8/15/22		975,000	1,057,875
Spectrum Brands 6.375% 11/15/20		980,000	1,065,750
Thermo Fisher Scientific
2.40% 2/1/19		2,495,000	2,487,383
4.15% 2/1/24		1,670,000	1,721,610

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
URS
3.85% 4/1/17	365,000	$378,021
5.00% 4/1/22	1,340,000	1,327,011
Want Want China Finance 144A
1.875% 5/14/18 #	1,270,000	1,227,258
Yale University 2.90% 10/15/14	1,760,000	1,783,334
Zimmer Holdings
3.375% 11/30/21	2,700,000	2,739,965
4.625% 11/30/19	3,610,000	4,004,966
Zoetis 3.25% 2/1/23	4,050,000	3,913,855
		81,564,323
Electric - 4.37%
AES Gener 144A 8.375% 12/18/73 #•	1,620,000	1,721,250
Ameren Illinois 9.75% 11/15/18	5,810,000	7,618,792
American Transmission Systems 144A
5.25% 1/15/22 #	5,325,000	5,747,842
CenterPoint Energy 5.95% 2/1/17	2,215,000	2,477,431
Cleveland Electric Illuminating
5.50% 8/15/24	335,000	378,822
CMS Energy 6.25% 2/1/20	1,695,000	1,990,764
ComEd Financing III 6.35% 3/15/33	2,015,000	1,994,850
Duquesne Light Holdings
5.50% 8/15/15	1,076,000	1,136,925
Enel 144A 8.75% 9/24/73 #•	1,990,000	2,237,954
Entergy Arkansas 3.70% 6/1/24	1,860,000	1,891,720
Entergy Louisiana 4.05% 9/1/23	3,965,000	4,151,644
Exelon Generation 4.25% 6/15/22	4,160,000	4,226,244
FPL Group Capital
6.35% 10/1/66 •	3,650,000	3,588,154
6.65% 6/15/67 •	105,000	105,863
Great Plains Energy
4.85% 6/1/21	1,675,000	1,811,618
5.292% 6/15/22	3,375,000	3,749,483
Indiana Michigan Power 3.20% 3/15/23	1,455,000	1,416,293
Integrys Energy Group 6.11% 12/1/66 •	3,215,000	3,249,124
IPALCO Enterprises 5.00% 5/1/18	1,370,000	1,455,625
LG&E & KU Energy
3.75% 11/15/20	2,630,000	2,706,625
4.375% 10/1/21	3,695,000	3,894,197
MidAmerican Energy Holdings 144A
3.75% 11/15/23 #	3,350,000	3,339,330
National Rural Utilities Cooperative
Finance 4.75% 4/30/43 •	2,790,000	2,643,525
NextEra Energy Capital Holdings
3.625% 6/15/23	1,210,000	1,172,642
NV Energy 6.25% 11/15/20	2,815,000	3,290,932
Pennsylvania Electric 5.20% 4/1/20	3,195,000	3,497,886
PPL Capital Funding 6.70% 3/30/67 •	1,330,000	1,337,544
Public Service New Hampshire
3.50% 11/1/23	1,565,000	1,571,388
Public Service Oklahoma
5.15% 12/1/19	3,595,000	4,003,140
Puget Energy 6.00% 9/1/21	1,065,000	1,228,915
Puget Sound Energy 6.974% 6/1/67 •	4,314,000	4,447,242
SCANA 4.125% 2/1/22	2,260,000	2,281,845
Wisconsin Energy 6.25% 5/15/67 •	4,880,000	5,029,938
		91,395,547
Energy - 5.09%
AmeriGas Finance 7.00% 5/20/22	1,635,000	1,794,413
Bristow Group 6.25% 10/15/22	1,145,000	1,217,994
Canadian Natural Resources
3.80% 4/15/24	1,600,000	1,611,333
Chaparral Energy 7.625% 11/15/22	230,000	250,125
Chesapeake Energy
5.375% 6/15/21	135,000	142,763
5.75% 3/15/23	4,695,000	4,994,306
CNOOC Curtis Funding 144A
4.50% 10/3/23 #	1,225,000	1,248,792
CNOOC Finance 2012 144A
3.875% 5/2/22 #	1,200,000	1,181,605
Comstock Resources 7.75% 4/1/19	460,000	492,200
Continental Resources 4.50% 4/15/23	5,235,000	5,431,564
Drill Rigs Holdings 144A
6.50% 10/1/17 #	1,555,000	1,628,863
Ecopetrol 7.625% 7/23/19	2,306,000	2,775,847
Energy XXI Gulf Coast 144A
7.50% 12/15/21 #	1,215,000	1,278,787
Exterran Partners 6.00% 4/1/21	365,000	365,000
Gazprom Neft 144A 6.00% 11/27/23 #	795,000	782,081
Halcon Resources 8.875% 5/15/21	925,000	964,313
Hercules Offshore
144A 6.75% 4/1/22 #	315,000	305,944
144A 8.75% 7/15/21 #	310,000	337,900
Husky Energy 4.00% 4/15/24	3,210,000	3,271,215
KazMunayGas National 144A
9.125% 7/2/18 #	2,160,000	2,600,100
Key Energy Services 6.75% 3/1/21	1,200,000	1,267,500
Laredo Petroleum 7.375% 5/1/22	1,115,000	1,243,225
Linn Energy
6.50% 5/15/19	220,000	230,450
8.625% 4/15/20	515,000	561,994
Lukoil International Finance
6.125% 11/9/20	3,480,000	3,619,200
MarkWest Energy Partners
5.50% 2/15/23	375,000	387,187
Midstates Petroleum 9.25% 6/1/21	1,130,000	1,186,500
Murphy Oil USA 144A 6.00% 8/15/23 #	1,350,000	1,400,625
Newfield Exploration 5.625% 7/1/24	1,905,000	1,985,963
Northern Oil & Gas 8.00% 6/1/20	455,000	485,713
Nostrum Oil & Gas Finance 144A
6.375% 2/14/19 #	1,355,000	1,388,875

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Oasis Petroleum 144A
6.875% 3/15/22 #		1,410,000	$1,533,375
Odebrecht Offshore Drilling Finance
144A 6.625% 10/1/22 #		2,245,000	2,346,025
ONGC Videsh 2.50% 5/7/18		2,150,000	2,074,664
Pacific Rubiales Energy
144A 5.375% 1/26/19 #		1,470,000	1,528,800
144A 7.25% 12/12/21 #		1,705,000	1,879,763
PDC Energy 7.75% 10/15/22		350,000	385,000
Pertamina Persero
144A 4.30% 5/20/23 #		440,000	398,750
144A 4.875% 5/3/22 #		1,055,000	1,016,756
Petrobras Global Finance
3.00% 1/15/19		2,525,000	2,392,586
4.875% 3/17/20		1,040,000	1,044,891
6.25% 3/17/24		1,040,000	1,074,071
Petrobras International Finance
5.375% 1/27/21		2,007,000	2,039,756
Petrohawk Energy 7.25% 8/15/18		3,185,000	3,387,247
Petroleos de Venezuela 8.50% 11/2/17		2,325,000	1,953,000
Petroleos Mexicanos
5.50% 1/21/21		1,470,000	1,613,325
144A 6.375% 1/23/45 #		385,000	416,281
6.50% 6/2/41		985,000	1,083,500
Pride International 6.875% 8/15/20		8,765,000	10,477,339
Range Resources 5.75% 6/1/21		400,000	430,500
Regency Energy Partners
4.50% 11/1/23		1,495,000	1,397,825
5.50% 4/15/23		620,000	627,750
Samson Investment 144A
10.75% 2/15/20 #		1,845,000	2,020,275
SandRidge Energy 8.125% 10/15/22		7,390,000	8,092,050
Statoil 2.90% 11/8/20		1,490,000	1,505,489
Suburban Propane Partners
7.375% 8/1/21		350,000	387,625
Talisman Energy 5.50% 5/15/42		5,200,000	5,169,414
Woodside Finance 144A 8.75% 3/1/19 #		3,000,000	3,812,568
			106,521,002
Finance Companies - 1.43%
E Trade Financial 6.375% 11/15/19		1,370,000	1,496,725
GE Capital Canada Funding
2.42% 5/31/18	CAD	234,000	213,249
General Electric Capital
2.10% 12/11/19		795,000	789,643
144A 3.80% 6/18/19 #		1,555,000	1,648,689
4.208% 12/6/21	SEK	2,000,000	329,009
4.375% 9/16/20		4,085,000	4,443,112
6.00% 8/7/19		3,900,000	4,583,779
6.25% 12/29/49 •		1,100,000	1,182,031
7.125% 12/29/49 •		2,400,000	2,740,332
International Lease Finance
5.875% 4/1/19		815,000	894,463
6.25% 5/15/19		1,898,000	2,102,035
8.25% 12/15/20		795,000	963,532
8.75% 3/15/17		950,000	1,118,625
IPIC GMTN 144A 5.50% 3/1/22 #		1,088,000	1,233,520
Nuveen Investments 144A
9.50% 10/15/20 #		2,055,000	2,198,850
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,491,100
Trust F 144A 5.25% 12/15/24 #		2,515,000	2,515,000
			29,943,694
Healthcare - 1.23%
Air Medical Group Holdings
9.25% 11/1/18		788,000	853,995
Alere 7.25% 7/1/18		250,000	276,250
Biomet
6.50% 8/1/20		725,000	784,450
6.50% 10/1/20		1,685,000	1,798,737
Community Health Systems
144A 6.875% 2/1/22 #		565,000	593,250
7.125% 7/15/20		485,000	526,831
8.00% 11/15/19		470,000	518,763
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22 #		995,000	1,062,163
HCA 7.50% 2/15/22		3,270,000	3,744,150
HCA Holdings 6.25% 2/15/21		1,501,000	1,610,573
Immucor 11.125% 8/15/19		960,000	1,089,600
Kinetic Concepts 10.50% 11/1/18		780,000	899,925
MultiPlan 144A 9.875% 9/1/18 #		1,430,000	1,558,700
Mylan 144A 6.00% 11/15/18 #		630,000	665,211
Par Pharmaceutical 7.375% 10/15/20		955,000	1,038,563
Salix Pharmaceuticals 144A
6.00% 1/15/21 #		2,370,000	2,535,900
Service Corporation International 144A
5.375% 1/15/22 #		2,060,000	2,096,050
Tenet Healthcare
144A 6.00% 10/1/20 #		1,963,000	2,104,091
8.00% 8/1/20		390,000	427,050
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #		280,000	294,700
144A 6.375% 10/15/20 #		1,065,000	1,155,525
144A 7.00% 10/1/20 #		185,000	201,187
			25,835,664
Insurance - 2.04%
Allstate 5.75% 8/15/53 •		2,380,000	2,503,463
American International Group
6.40% 12/15/20		1,330,000	1,586,830
8.175% 5/15/58 •		1,680,000	2,215,500
8.25% 8/15/18		2,815,000	3,525,396
Berkshire Hathaway Finance
2.90% 10/15/20		2,225,000	2,258,622

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Chubb 6.375% 3/29/67 •	3,000,000	$3,345,000
Five Corners Funding Trust 144A
4.419% 11/15/23 #	3,425,000	3,516,646
Highmark
144A 4.75% 5/15/21 #	1,235,000	1,214,868
144A 6.125% 5/15/41 #	515,000	467,403
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	975,000	1,045,687
ING U.S. 5.65% 5/15/53 •	2,095,000	2,092,905
Liberty Mutual Group
144A 4.25% 6/15/23 #	2,155,000	2,191,137
144A 4.95% 5/1/22 #	835,000	895,263
144A 7.00% 3/15/37 #•	790,000	829,500
MetLife
6.40% 12/15/36	75,000	79,500
6.817% 8/15/18	225,000	268,779
MetLife Capital Trust X 144A
9.25% 4/8/38 #	3,120,000	4,102,800
Metropolitan Life Global Funding I 144A
3.00% 1/10/23 #	2,720,000	2,608,143
Onex USI Acquisition 144A
7.75% 1/15/21 #	195,000	204,263
Prudential Financial
3.875% 1/14/15	1,020,000	1,046,495
4.50% 11/15/20	785,000	852,393
5.625% 6/15/43 •	1,745,000	1,788,625
6.00% 12/1/17	1,880,000	2,163,267
XL Group 6.50% 12/29/49 •	1,895,000	1,873,681
		42,676,166
Media - 1.25%
CCO Holdings 5.25% 9/30/22	1,155,000	1,144,894
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	1,165,000	1,223,250
Columbus International 144A
11.50% 11/20/14 #	2,785,000	2,976,469
CSC Holdings 6.75% 11/15/21	1,130,000	1,268,425
DISH DBS
5.00% 3/15/23	1,135,000	1,146,350
5.875% 7/15/22	630,000	674,100
7.875% 9/1/19	472,000	559,320
Gray Television 7.50% 10/1/20	1,250,000	1,362,500
Lamar Media 5.00% 5/1/23	2,050,000	2,060,250
MDC Partners 144A 6.75% 4/1/20 #	1,060,000	1,120,950
Nielsen Finance 4.50% 10/1/20	555,000	561,937
Nielsen Luxembourg 144A
5.50% 10/1/21 #	620,000	650,225
Sinclair Television Group
5.375% 4/1/21	1,925,000	1,920,187
6.125% 10/1/22	1,060,000	1,078,550
Sirius XM Radio 144A 4.625% 5/15/23 #	1,155,000	1,091,475
Univision Communications
144A 5.125% 5/15/23 #	1,880,000	1,931,700
144A 6.75% 9/15/22 #	1,050,000	1,166,813
UPCB Finance III 144A 6.625% 7/1/20 #	1,870,000	2,010,250
Virgin Media Finance 144A
6.375% 4/15/23 #	2,005,000	2,135,325
		26,082,970
Natural Gas - 2.52%
El Paso Pipeline Partners Operating
6.50% 4/1/20	3,645,000	4,190,259
Enbridge Energy Partners
8.05% 10/1/37 •	3,675,000	4,146,319
Energy Transfer Partners
5.15% 2/1/43	2,110,000	2,038,842
5.95% 10/1/43	1,105,000	1,193,354
9.70% 3/15/19	2,159,000	2,792,474
EnLink Midstream Partners
4.40% 4/1/24	2,860,000	2,921,590
5.60% 4/1/44	435,000	461,006
Enterprise Products Operating
7.034% 1/15/68 •	4,750,000	5,383,897
Kinder Morgan Energy Partners
3.50% 9/1/23	810,000	766,311
9.00% 2/1/19	3,840,000	4,866,793
NiSource Finance 6.125% 3/1/22	4,375,000	5,048,273
Plains All American Pipeline
8.75% 5/1/19	3,435,000	4,394,804
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,715,000	2,585,934
4.25% 4/1/24	665,000	663,497
TransCanada PipeLines
6.35% 5/15/67 •	5,485,000	5,696,173
Williams Partners
4.50% 11/15/23	2,455,000	2,516,704
7.25% 2/1/17	2,765,000	3,184,854
		52,851,084
Real Estate Investment Trusts - 1.78%
Alexandria Real Estate Equities
3.90% 6/15/23	500,000	483,825
4.60% 4/1/22	2,980,000	3,084,258
Carey (W.P.) 4.60% 4/1/24	1,650,000	1,652,619
CBL & Associates 5.25% 12/1/23	1,635,000	1,685,530
Corporate Office Properties
3.60% 5/15/23	1,715,000	1,588,471
5.25% 2/15/24	1,720,000	1,798,002
CubeSmart 4.375% 12/15/23	835,000	843,099
DDR
4.625% 7/15/22	800,000	839,695
4.75% 4/15/18	2,200,000	2,387,321
7.50% 4/1/17	1,060,000	1,228,167
7.875% 9/1/20	1,810,000	2,250,974

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust
5.25% 3/15/21		2,985,000	$3,142,856
5.875% 2/1/20		2,105,000	2,307,488
Duke Realty 3.625% 4/15/23		1,700,000	1,618,580
National Retail Properties
3.80% 10/15/22		445,000	439,901
Prologis 3.35% 2/1/21		1,470,000	1,456,473
Regency Centers
4.80% 4/15/21		1,960,000	2,100,017
5.875% 6/15/17		575,000	644,401
UDR 4.625% 1/10/22		2,620,000	2,779,658
WEA Finance 144A 4.625% 5/10/21 #		2,235,000	2,449,332
Weingarten Realty Investors
3.50% 4/15/23		1,865,000	1,763,723
4.45% 1/15/24		785,000	794,048
			37,338,438
Services Cyclical - 0.97%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #		2,280,000	2,502,300
144A 10.75% 10/15/19 #		3,855,000	4,288,687
Ameristar Casinos 7.50% 4/15/21		1,205,000	1,310,437
Avis Budget Car Rental 5.50% 4/1/23		2,105,000	2,131,313
Corrections Corp of America
4.625% 5/1/23		1,071,000	1,038,870
DigitalGlobe 5.25% 2/1/21		705,000	699,713
H&E Equipment Services 7.00% 9/1/22		1,140,000	1,259,700
MGM Resorts International
6.75% 10/1/20		780,000	866,775
7.75% 3/15/22		325,000	378,625
11.375% 3/1/18		1,840,000	2,387,400
PHH 7.375% 9/1/19		710,000	788,100
Standard Pacific 10.75% 9/15/16		20,000	24,100
United Rentals North America
5.75% 11/15/24		1,295,000	1,306,331
Wynn Las Vegas
144A 4.25% 5/30/23 #		705,000	682,087
5.375% 3/15/22		570,000	597,787
			20,262,225
Technology - 2.65%
Activision Blizzard 144A
6.125% 9/15/23 #		1,140,000	1,244,025
Avaya 144A 7.00% 4/1/19 #		670,000	668,325
Baidu 3.25% 8/6/18		3,040,000	3,111,647
BMC Software Finance 144A
8.125% 7/15/21 #		5,720,000	6,048,900
Broadridge Financial Solutions
3.95% 9/1/20		1,735,000	1,765,314
Cisco Systems
2.90% 3/4/21		2,340,000	2,342,394
3.625% 3/4/24		1,790,000	1,808,666
EMC 2.65% 6/1/20		655,000	652,899
Fidelity National Information Services
3.50% 4/15/23		3,335,000	3,175,610
First Data
11.25% 1/15/21		3,845,000	4,407,331
11.75% 8/15/21		725,000	764,875
Freescale Semiconductor 144A
6.00% 1/15/22 #		615,000	654,206
Google 3.375% 2/25/24		1,920,000	1,927,286
International Business Machines
3.625% 2/12/24		3,010,000	3,041,199
Jabil Circuit 7.75% 7/15/16		330,000	376,200
Juniper Networks 4.50% 3/15/24		2,280,000	2,312,912
Microsoft 2.125% 11/15/22		725,000	672,448
National Semiconductor 6.60% 6/15/17		4,745,000	5,516,997
NCR Escrow 144A 6.375% 12/15/23 #		1,155,000	1,232,963
NetApp
2.00% 12/15/17		1,330,000	1,345,008
3.25% 12/15/22		1,985,000	1,855,655
NXP Funding 144A 5.75% 3/15/23 #		675,000	710,437
Samsung Electronics America 144A
1.75% 4/10/17 #		3,005,000	3,012,885
Seagate HDD Cayman
144A 3.75% 11/15/18 #		900,000	929,250
144A 4.75% 6/1/23 #		1,305,000	1,295,213
SunGard Availability Services Capital
144A 8.75% 4/1/22 #		520,000	523,250
Total System Services
2.375% 6/1/18		400,000	394,808
3.75% 6/1/23		1,085,000	1,032,295
VeriSign 4.625% 5/1/23		790,000	762,350
Xerox 6.35% 5/15/18		1,555,000	1,798,547
			55,383,895
Transportation - 1.26%
Brambles USA
144A 3.95% 4/1/15 #		965,000	992,563
144A 5.35% 4/1/20 #		910,000	996,383
Burlington Northern Santa Fe
3.85% 9/1/23		5,370,000	5,453,283
DP World 144A 6.85% 7/2/37 #		1,370,000	1,488,505
DP World Sukuk 144A 6.25% 7/2/17 #		1,800,000	2,000,340
ERAC USA Finance 144A
5.25% 10/1/20 #		6,355,000	7,095,135
Hunt (J.B.) Transport Services
2.40% 3/15/19		435,000	431,848
3.85% 3/15/24		1,375,000	1,375,023
Norfolk Southern 4.80% 8/15/43		1,845,000	1,903,221
Red de Carreteras de Occidente 144A
9.00% 6/10/28 #	MXN	21,100,000	1,429,436
United Airlines 2014-1 Class A Pass
Through Trust 4.00% 4/11/26 t		830,000	833,166

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service 5.125% 4/1/19	2,120,000	$2,405,710
		26,404,613
Utilities - 0.73%
AES
5.50% 3/15/24	1,060,000	1,054,700
7.375% 7/1/21	1,354,000	1,550,330
Calpine 144A 6.00% 1/15/22 #	2,140,000	2,257,700
Comision Federal de Electricidad 144A
4.875% 1/15/24 #	1,420,000	1,444,850
Electricite de France
144A 4.60% 1/27/20 #	935,000	1,019,142
144A 4.875% 1/22/44 #	2,785,000	2,786,526
144A 5.25% 1/29/49 #•	4,020,000	4,036,080
Elwood Energy 8.159% 7/5/26	616,583	681,324
NRG Energy 7.875% 5/15/21	475,000	524,875
		15,355,527
Total Corporate Bonds
(cost $1,074,843,640)		1,115,889,547

MUNICIPAL BONDS - 0.53%
California Statewide Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42	785,000	819,163
Golden State, California Tobacco
Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47	1,840,000	1,365,758
5.75% 6/1/47	2,025,000	1,647,419
Maryland State Local Facilities
Series A 5.00% 8/1/21	1,055,000	1,266,886
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	350,000	365,659
Series AA 5.00% 6/15/44	1,105,000	1,158,504
New York City Transitional Finance
Authority (New York City Recovery)
Series 13 5.00% 11/1/22	1,015,000	1,202,420
New York City Water & Sewer System
(Second Generation) Series BB 5.00%
6/15/47	380,000	401,242
New York City, New York
Series I 5.00% 8/1/22	745,000	868,856
New York State Thruway Authority
Revenue
Series A 5.00% 5/1/19	1,020,000	1,181,915
Oregon State Taxable Pension
5.892% 6/1/27	5,000	5,992
Texas Private Activity Bond Surface
Transportation Revenue Bond (Senior
Lien Note Mobility)
6.75% 6/30/43 (AMT)	780,000	870,308
Total Municipal Bonds
(cost $10,804,236)		11,154,122

NON-AGENCY ASSET-BACKED
SECURITIES - 1.09%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,264,000	1,390,571
AEP Texas Central Transition Funding III
Series 2012-1 A2 1.976% 6/1/21	985,000	974,787
Ally Master Owner Trust
Series 2013-2 A 0.605% 4/15/18 •	2,300,000	2,304,740
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	1,750,000	1,731,895
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	972,331	977,913
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	1,285,000	1,467,389
Chase Issuance Trust
Series 2014-A2 A 2.77% 3/15/23	2,965,000	2,962,925
Discover Card Execution Note Trust
Series 2012-A1 A1 0.81% 8/15/17	2,180,000	2,187,610
FRS I
Series 2013-1A A1 144A
1.80% 4/15/43 #	572,814	569,196
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17 #	985,000	986,412
GreatAmerica Leasing Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	205,000	204,109
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A
1.06% 11/15/17 #	5,400,000	5,437,811
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	36,753	36,825
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	12,060	12,860
Residential Asset Securities
Series 2006-KS3 AI3
0.324% 4/25/36 •	4,758	4,737

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.555% 10/15/15 #•	1,510,000	$1,527,223
Total Non-Agency Asset-Backed
Securities
(cost $22,621,069)		22,777,003

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 0.39%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	160,980	164,710
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	158,004	161,829
Series 2005-3 2A1 5.50% 4/25/20	24,513	25,350
Series 2005-6 7A1 5.50% 7/25/20	173,471	177,007
ChaseFlex Trust
Series 2006-1 A4 5.246% 6/25/36 •	1,490,000	1,305,800
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	176,360	181,681
Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36	1,084,868	1,082,035
Series 2006-3 A5 5.948% 11/25/36	1,800,000	1,726,081
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1
2.803% 5/25/33 t•	162	165
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.824% 1/25/36 •	255,782	224,496
JPMorgan Mortgage Trust
Series 2006-A2 3A3
5.108% 4/25/36 •	347,320	317,141
MASTR ARM Trust
Series 2003-6 1A2
2.825% 12/25/33 •	10,280	10,219
Series 2005-6 7A1 5.193% 6/25/35 •	196,675	185,595
Washington Mutual Alternative Mortgage
Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 t	108,975	61,741
Washington Mutual Mortgage Pass
Through Certificates
Series 2006-AR14 2A1
2.035% 11/25/36 t•	1,164,138	964,394
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36	609,426	623,364
Series 2006-3 A11 5.50% 3/25/36	579,361	599,745
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 2A1
2.615% 4/25/36 •	466,145	450,187
Total Non-Agency Collateralized
Mortgage Obligations
(cost $7,451,205)		8,261,540

SENIOR SECURED LOANS - 9.89% «
ABC Supply Tranche B 1st Lien
3.50% 4/16/20	601,975	601,787
Air Medical Group Tranche B1
5.00% 6/30/18	693,097	696,130
Albertsons Tranche B 4.25% 3/21/16	587,560	591,673
Allegion U.S. Holding Tranche B
3.00% 9/27/20	498,750	499,685
Applied Systems 1st Lien
4.25% 1/23/21	3,327,660	3,348,458
Applied Systems 2nd Lien
7.50% 1/23/22	205,000	208,793
ARAMARK Tranche E 3.25% 9/7/19	535,000	531,489
Ardagh Group Tranche B 1st Lien
4.25% 12/17/19	708,225	711,913
Arysta Lifescience 1st Lien
4.50% 5/23/20	446,625	448,858
Arysta Lifescience 2nd Lien
8.25% 11/30/20	610,000	624,488
Atkore International 2nd Lien
7.75% 10/9/21	825,000	833,250
Avast Software 1st Lien 5.00% 3/20/20	1,645,000	1,642,258
Axalta Coating Systems US Holdings 1st
Lien 4.00% 2/1/20	1,091,750	1,094,675
Azure Midstream Tranche B
6.50% 11/15/18	1,580,000	1,610,613
Bally Technologies Tranche B
4.25% 11/25/20	2,044,725	2,056,852
Biomet 1st Lien 3.73% 7/25/17	734,450	736,235
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,850,000	1,898,947
BJ’s Wholesale Club Tranche B 1st Lien
4.50% 9/26/19	607,711	610,786
BMC Software 1st Lien 5.00% 9/10/20	1,047,375	1,049,794
Bombardier Recreational Products
Tranche B 1st Lien 4.00% 1/29/19	939,057	941,013
Bowie Recourse Tranche B 1st Lien
6.75% 8/12/20	967,750	979,847
Burlington Coat Factory Warehouse
Tranche B2 4.25% 2/23/17	1,688,523	1,698,813
Calpine Construction Finance Tranche B
3.00% 5/3/20	2,906,504	2,862,386

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
SENIOR SECURED
LOANS « (continued)
Calpine Construction Finance Tranche
B2 3.25% 8/27/22	2,992,484	$2,951,338
CBS Outdoor Tranche B 3.00% 1/31/21	2,530,000	2,525,256
Chrysler Group Tranche B 1st Lien
3.25% 12/31/18	3,135,000	3,125,764
3.50% 5/24/17	562,371	563,426
Citycenter Holdings Tranche B
5.00% 10/16/20	1,281,788	1,293,938
Clear Channel Communications Tranche
B 3.88% 1/29/16	6,012,822	5,947,571
Clear Channel Communications Tranche
D 6.98% 1/30/19	1,010,000	990,621
Community Health Systems Tranche D
4.25% 1/27/21	2,252,788	2,274,604
Community Health Systems Tranche E
3.48% 1/25/17	555,175	559,727
Crown Castles Operating Tranche B2
3.25% 1/31/21	1,186,968	1,184,669
DaVita Tranche B 4.50% 10/20/16	1,450,025	1,453,349
DaVita Tranche B2 4.00% 11/1/19	1,115,875	1,124,044
Delta Air Lines Tranche B 1st Lien
3.50% 4/20/17	2,109,128	2,116,472
Drillships Financing Holding Tranche B1
6.00% 3/31/21	4,290,400	4,387,826
Dynegy Tranche B2 4.00% 4/23/20	2,097,939	2,108,804
Emdeon 1st Lien 3.75% 11/2/18	1,944,024	1,947,871
Energy Transfer 1st Lien 3.25% 12/2/19	4,185,000	4,181,196
EP Energy Tranche B3 2nd Lien
3.50% 5/24/18	936,667	938,569
Equipower Resources Holdings Tranche
B 4.25% 12/21/18	443,780	447,016
Fieldwood Energy 2nd Lien
8.375% 9/30/20	835,000	870,711
First Data Tranche B 1st Lien
4.23% 3/24/21	4,439,831	4,456,838
Flying Fortress 1st Lien 3.50% 6/30/17	282,500	282,323
Fortescue Resources 1st Lien
4.25% 6/30/19	711,425	717,761
Gardner Denver 1st Lien 4.25% 7/30/20	1,218,875	1,219,866
Generac Power Systems Tranche B
3.50% 5/31/20	759,862	761,762
Gentiva Health Services Tranche B
6.50% 10/18/19	204,488	202,784
Gentiva Health Services Tranche C
5.75% 10/18/18	274,750	272,918
Gray Television 4.75% 10/12/19	802,242	807,858
Great Wolf Resorts 1st Lien
4.50% 8/6/20	590,538	593,490
HCA Tranche B4 2.98% 5/1/18	1,621,850	1,623,877
HD Supply Tranche B 4.00% 6/28/18	1,592,787	1,599,424
Hilton Worldwide Finance Tranche B2
3.75% 10/25/20	2,852,939	2,861,497
Hostess Brands 1st Lien 6.75% 3/20/20	940,000	978,775
Houghton International 1st Lien
4.00% 12/20/19	409,813	411,093
Houghton International 2nd Lien
9.50% 12/21/20	570,000	584,963
HUB International Tranche B 1st Lien
4.75% 10/2/20	2,084,525	2,093,645
Hudson’s Bay Tranche B 1st Lien
4.75% 11/4/20	957,375	972,155
Huntsman International Tranche B
3.75% 10/15/20	2,440,000	2,450,065
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,781,961	1,791,149
Ikaria 5.00% 2/12/21	2,616,000	2,639,871
Immucor Tranche B2 5.00% 8/17/18	2,492,138	2,507,714
Ineos US Finance Tranche B
3.75% 5/4/18	2,451,158	2,442,476
Infor US Tranche B5 1st Lien
3.75% 6/3/20	1,336,492	1,334,487
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19	2,620,813	2,630,628
J Crew Group Tranche B 1st Lien
4.00% 3/5/21	1,300,000	1,298,985
KIK Custom Products 1st Lien
5.50% 4/29/19	2,135,025	2,135,025
Kinetic Concepts Tranche E1
4.00% 5/4/18	1,939,023	1,947,154
La Quinta Intermediate Holdings Tranche
B 4.00% 2/24/21	675,000	676,160
Landry’s Tranche B 4.75% 4/24/18	1,685,408	1,698,259
Level 3 Financing Tranche B
4.00% 1/15/20	2,190,000	2,196,844
Lightower Fiber Networks
4.00% 4/13/20	322,637	322,839
LTS Buyer 2nd Lien 8.00% 4/1/21	1,509,825	1,538,764
MGM Resorts International
3.50% 12/20/19	1,175,125	1,174,881
Michael Stores Tranche B 1st Lien
3.75% 1/28/20	724,525	726,530
Moxie Liberty Tranche B 7.50% 8/21/20	1,700,000	1,746,750
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/19/20	1,795,000	1,843,241
MultiPlan Tranche B 4.00% 8/18/17	1,154,527	1,158,857
National Vision 4.00% 3/13/21	4,000,000	3,997,500
NEP 4.25% 1/22/20	245,000	246,327
NEP Broadcasting 2nd Lien
9.50% 7/22/20	1,619,286	1,663,816
Nuveen Investments 1st Lien
4.23% 5/13/17	1,150,000	1,154,852

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
SENIOR SECURED
LOANS « (continued)
Nuveen Investments 2nd Lien
6.50% 2/28/19		6,712,925	$6,743,972
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19		938,237	937,944
Otter Products Tranche B
5.25% 5/17/19		1,491,875	1,493,118
Panda Temple Power II Tranche B 1st
Lien 7.25% 4/3/19		1,617,000	1,669,553
Patheon 4.25% 3/11/21		465,000	463,353
Peabody Energy Tranche B
4.25% 9/24/20		1,189,025	1,194,805
Pharmaceutical Product Development
4.25% 12/5/18		883,813	887,495
Pinnacle Entertainment Tranche B2
3.75% 8/13/20		372,188	373,758
Ply Gem Industries 1st Lien
4.00% 1/30/21		780,000	781,950
Polymer Group Tranche B
5.25% 12/19/19		1,571,063	1,584,809
PQ 1st Lien 4.00% 8/7/17		2,368,504	2,374,918
PVH Tranche B 3.25% 2/13/20		931,737	934,864
Quickrete 2nd Lien 7.00% 3/30/21		910,000	935,020
Ranpak 2nd Lien 8.50% 4/10/20		940,000	968,200
Regent Seven Seas Cruises Tranche B
1st Lien 3.75% 12/21/18		917,700	919,994
Remy International Tranche B 1st Lien
4.25% 3/5/20		434,533	435,620
Reynolds Group 1st Lien
4.00% 12/1/18		1,841,400	1,850,463
Rite Aid 2nd Lien 5.75% 8/21/20		1,680,000	1,722,420
Salix Pharmaceuticals Tranche B
4.25% 1/2/20		1,209,688	1,222,163
Samson Investment 2nd Lien
5.00% 9/25/18		3,336,000	3,370,611
Santander Asset Management Tranche B
4.25% 11/26/20		3,316,688	3,324,979
SBA Communications Tranche B 1st
Lien 3.25% 3/31/21		325,000	324,391
Scientific Games International
4.25% 10/18/20		2,329,163	2,335,228
Sensus 4.75% 5/9/17		1,492,328	1,497,302
Sensus 2nd Lien 8.50% 5/9/18		735,000	740,053
Smart & Final Tranche B 1st Lien
4.50% 11/15/19		1,392,294	1,396,355
Sprouts Farmers Markets Holdings
4.00% 4/23/20		2,867,819	2,872,301
Stena 1st Lien 4.00% 3/3/21		4,000,000	3,997,500
SunGard Availability Services Capital
Tranche B 1st Lien 6.00% 3/31/19		1,730,000	1,737,029
SunGard Data Systems 1st Lien
4.50% 1/31/20		217,800	218,515
Supervalu 1st Lien 4.50% 3/21/19		1,218,300	1,221,822
Surgical Care Affiliates Tranche B
5.50% 6/30/18		238,800	239,845
Taminco Global Chemical Tranche B
3.25% 2/15/19		764,522	765,477
TransDigm Tranche C 3.75% 2/28/20		1,539,379	1,542,265
Truven Health Analytics Tranche B
4.50% 6/6/19		1,995,218	1,980,254
United Airlines Tranche B 1st Lien
4.00% 4/1/19		719,563	721,721
Univision Communications 1st Lien
4.00% 3/1/20		495,000	495,258
Univision Communications Tranche C4
4.00% 3/1/20		3,659,227	3,662,659
US Airways Tranche B1 3.50% 5/23/19		765,000	765,239
US Airways Tranche B2
3.00% 11/23/16		237,000	237,681
USI Insurance Services Tranche B 1st
Lien 4.25% 12/30/19		1,925,698	1,935,327
Valeant Pharmaceuticals International
Tranche BE 3.75% 8/5/20		3,998,105	4,022,045
Vantage Drilling Tranche B 1st Lien
5.00% 10/25/17		985,500	987,964
5.75% 3/28/19		1,994,962	2,014,080
Visant 5.25% 12/22/16		1,325,004	1,317,275
Wide Open West Finance 4.75% 4/1/19		2,984,850	2,996,577
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		2,097,981	2,102,133
Ziggo Tranche B 2nd Lien
3.50% 1/15/22		413,447	410,120
Ziggo Tranche B 3rd Lien
3.50% 1/15/22		679,972	674,501
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		641,581	636,418
Total Senior Secured Loans
(cost $205,766,167)			207,073,062

SOVEREIGN BONDS - 2.24% Δ
Armenia - 0.07%
Republic of Armenia 144A
6.00% 9/30/20 #		1,401,000	1,457,040
			1,457,040
Azerbaijan - 0.07%
Republic of Azerbaijan International
Bond 144A 4.75% 3/18/24 #		1,406,000	1,418,654
			1,418,654
Brazil - 0.23%
Brazil Notas do Tesouro Nacional Series
F 10.00% 1/1/17	BRL	6,169,000	2,580,196
Republic of Brazil 2.875% 4/1/21	EUR	1,658,000	2,276,149
			4,856,345

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN BONDS Δ (continued)
Finland - 0.02%
Finland Government Bond
2.25% 3/6/18	NOK	3,000,000	$496,980
			496,980
Gabon - 0.10%
Gabonese Republic 144A
6.375% 12/12/24 #		2,045,000	2,172,813
			2,172,813
Germany - 0.08%
Deutschland Republic 1.50% 2/15/23	EUR	1,184,200	1,646,564
			1,646,564
Hungary - 0.07%
Hungary Government International Bond
4.00% 3/25/19		1,534,000	1,527,097
			1,527,097
Iceland - 0.08%
Republic of Iceland 144A
5.875% 5/11/22 #		1,595,000	1,731,387
			1,731,387
Indonesia - 0.28%
Perusahaan Penerbit Indonesia 144A
6.125% 3/15/19 #		1,925,000	2,112,687
Republic of Indonesia
144A 3.375% 4/15/23 #		2,512,000	2,254,520
144A 5.875% 1/15/24 #		1,407,000	1,514,284
			5,881,491
Ivory Coast - 0.05%
Ivory Coast Government International
Bond 5.75% 12/31/32		1,117,000	1,055,565
			1,055,565
Mexico - 0.11%
Mexican Bonos
6.50% 6/10/21	MXN	1,519,100	121,934
6.50% 6/9/22	MXN	27,683,000	2,190,469
			2,312,403
Netherlands - 0.04%
Republic of Angola Via Northern Lights
7.00% 8/16/19		710,000	779,225
			779,225
Norway - 0.10%
Norway Government Bond
4.25% 5/19/17	NOK	2,712,000	487,771
5.00% 5/15/15	NOK	9,341,000	1,621,493
			2,109,264
Panama - 0.10%
Panama Government International Bond
8.875% 9/30/27		1,551,000	2,155,890
			2,155,890
Paraguay - 0.06%
Republic of Paraguay 144A
4.625% 1/25/23 #		1,250,000	1,250,000
			1,250,000
Poland - 0.08%
Poland Government Bond
4.00% 10/25/23	PLN	1,431,000	465,082
5.75% 10/25/21	PLN	3,237,000	1,187,173
			1,652,255
Republic of Korea - 0.14%
Korea Treasury Inflation-Linked Bond
1.125% 6/10/23	KRW	3,247,063,039	2,914,825
			2,914,825
Romania - 0.07%
Romanian Government International
Bond 144A 4.875% 1/22/24 #		1,376,000	1,396,640
			1,396,640
Slovenia - 0.11%
Slovenia Government International Bond
144A 4.125% 2/18/19 #		901,000	933,887
144A 5.25% 2/18/24 #		1,305,000	1,356,965
			2,290,852
Sri Lanka - 0.08%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		1,544,000	1,619,270
			1,619,270
Sweden - 0.08%
Sweden Government Bond
1.50% 11/13/23	SEK	3,235,000	472,916
4.25% 3/12/19	SEK	3,265,000	572,396
5.00% 12/1/20	SEK	3,020,000	562,324
			1,607,636
Turkey - 0.06%
Hazine Mustesarligi Varlik Kiralama 144A
4.557% 10/10/18 #		1,280,000	1,307,520
			1,307,520
Ukraine - 0.05%
Ukraine Government International Bond
144A 6.25% 6/17/16 #		1,118,000	1,067,690
			1,067,690
United Kingdom - 0.11%
United Kingdom Gilt
1.00% 9/7/17	GBP	740,760	1,219,991
1.25% 7/22/18	GBP	585,380	958,248
			2,178,239
Total Sovereign Bonds
(cost $45,749,510)			46,885,645

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

		Principal	Value
		Amount°	(U.S. $)
SUPRANATIONAL BANKS - 0.34%
African Export-Import Bank
5.75% 7/27/16		580,000	$619,050
Eurasian Development Bank 144A
5.00% 9/26/20 #		1,285,000	1,281,916
European Investment Bank
3.25% 1/29/24		3,975,000	4,026,107
International Bank for Reconstruction &
Development 2.865% 9/24/18 •	AUD	1,183,000	1,097,674
Total Supranational Banks
(cost $6,967,516)			7,024,747

U.S. TREASURY
OBLIGATIONS - 7.41%
U.S. Treasury Bill
2.375% 8/31/14		41,870,000	42,267,430
U.S. Treasury Bonds
3.625% 2/15/44		7,415,000	7,501,896
3.75% 11/15/43		55,675,000	57,649,737
U.S. Treasury Notes
1.50% 2/28/19		1,115,000	1,103,937
2.75% 2/15/24 ∞		46,445,000	46,550,244
Total U.S. Treasury Obligations
(cost $154,105,039)			155,073,244

		Number of
		Shares
COMMON STOCK - 0.00%
Century Communications =†		2,500,000	0
Total Common Stock (cost $75,683)			0

CONVERTIBLE PREFERRED
STOCK - 0.62%
ArcelorMittal 6.00% exercise price
$20.61, expiration date 12/21/15		23,675	573,008
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		447	512,765
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date
12/31/49 #		727	814,694
Dominion Resources
6.00% exercise price $65.27,
expiration date 7/1/16		5,798	334,950
6.125% exercise price $65.27,
expiration date 4/1/16		5,798	333,385
Goodyear Tire & Rubber 5.875%
exercise price $18.13, expiration date
4/1/14		23,850	1,747,967
Halcon Resources 5.75% exercise price
$6.16, expiration date 12/31/49		937	702,750
HealthSouth 6.50% exercise price
$30.17, expiration date 12/31/49		1,113	1,451,352
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49		871	1,123,599
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16		29,988	1,608,856
MetLife 5.00% exercise price $44.27,
expiration date 10/8/14		43,975	1,354,430
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49		13,438	1,413,510
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49		796	933,708
Total Convertible Preferred Stock
(cost $12,282,480)			12,904,974

PREFERRED STOCK - 0.55%
Alabama Power 5.625%		69,530	1,685,407
Ally Financial 144A 7.00% #		5,500	5,459,781
Integrys Energy Group 6.00% •		89,450	2,255,035
National Retail Properties 5.70%		51,425	1,076,839
Public Storage 5.20%		48,200	1,013,164
Total Preferred Stock
(cost $11,738,556)			11,490,226

		Number of
		Contracts
OPTIONS PURCHASED - 0.00%
Currency Call Option - 0.00%
CAD vs USD strike price CAD 1.14,
expiration date 5/9/14		3,301,648	4,035
Total Options Purchased
(cost $15,518)			4,035

		Principal
		Amount°
SHORT-TERM INVESTMENTS - 12.90%
Discount Note - 2.23% ≠
Federal Home Loan Bank 0.05%
4/23/14		46,683,381	46,682,821
			46,682,821
Repurchase Agreements - 4.25%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $53,153,549 (collateralized by
U.S. government obligations 0.00% -
1.00% 2/28/17 -
11/15/27; market value $54,216,607)		53,153,519	53,153,519

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $17,717,860 (collateralized by
U.S. government obligations 1.25% -
2.125% 10/31/18 -
1/31/21; market value $18,072,198)	17,717,840	$17,717,840
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $18,006,666 (collateralized by
U.S. government obligations
0.50% 6/15/16; market value $18,366,788)	18,006,641	18,006,641
		88,878,000
U.S. Treasury Obligations - 6.42% ≠
U.S. Treasury Bills
0.02% 4/17/14	45,641,895	45,641,439
0.057% 4/24/14	67,613,108	67,611,959
0.093% 11/13/14	21,259,795	21,251,461
		134,504,859
Total Short-Term Investments
(cost $270,059,535)		270,065,680

TOTAL VALUE OF SECURITIES - 108.31%
(cost $2,214,139,631)	2,267,264,978
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (8.31%)	(173,988,000)
NET ASSETS - 100.00%	$2,093,276,978
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $421,154,824, which represents 20.12% of the Series’ net assets. See Note 6 in “Notes.”
@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $724,339, which represents 0.03% of the Series’ net assets. See Note 6 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2014.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at March 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	(9,577)	USD	8,635	4/25/14	$(24)
BAML	EUR	(923,554)	USD	1,285,531	4/25/14	13,263
BAML	GBP	341,847	USD	(564,155)	4/25/14	5,666
BAML	NOK	(3,007,185)	USD	505,180	4/25/14	3,429
BAML	NZD	(3,128,125)	USD	2,671,887	4/24/14	(37,477)
BCLY	MXN	(13,209,395)	USD	997,393	4/25/14	(12,445)
BNP	AUD	(2,894,326)	USD	2,620,106	4/24/14	(59,398)
DB	NOK	(1,355,655)	USD	228,103	4/25/14	1,911
GSC	GBP	(576,417)	USD	960,213	4/25/14	(612)
HSBC	CAD	(475,241)	USD	428,956	4/25/14	(742)
JPMC	AUD	(2,105,115)	USD	1,907,781	4/24/14	(41,088)
JPMC	GBP	(1,949,628)	USD	3,220,278	4/25/14	(29,541)
JPMC	KRW	(2,147,483,648)	USD	2,439,141	4/25/14	(8,159)
JPMC	PLN	(2,752,835)	USD	907,059	4/25/14	(1,852)
JPMC	SEK	(4,965,260)	USD	780,860	4/25/14	14,001
MSC	IDR	(2,147,483,648)	USD	741,890	4/25/14	3,531
MSC	TRY	12,244	USD	(5,532)	4/25/14	145
TD	CAD	(2,836,825)	USD	2,538,784	4/25/14	(26,187)
TD	EUR	(3,301,648)	USD	4,552,084	4/25/14	3,803
TD	JPY	(5,773,403)	USD	61,000	4/25/14	5,053
UBS	CAD	(2,274,900)	USD	2,052,405	4/25/14	(4,490)
						$(171,213)

Futures Contracts					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(4)	Canadian 10 yr Bond	$(468,692)	$(470,186)	6/20/14	$(1,494)
(162)	E-mini S&P 500 Index	(15,009,756)	(15,103,260)	6/23/14	(93,504)
130	U.S. Treasury Long Bond	17,264,878	17,318,437	6/19/14	53,559
		$1,786,430			$(41,439)

Swap Contract
CDS Contracts2

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
ICE	CDX.NA.HY.21	$11,000,000	5.00%	12/20/18	$(62,098)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

1See Note 4 in “Notes.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of Investments (continued)
(Unaudited)

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
AMT - Subject to Alternative Minimum Tax
AUD - Australian Dollar
BAML - Bank of America Merrill Lynch
BCLY - Barclays Bank
BNP - Banque Paribas
BRL - Brazilian Real
CAD - Canadian Dollar
CDS - Credit Default Swap
CDX.NA.HY - Credit Default Swap Index North America High Yield
DB - Deutsche Bank
EUR - European Monetary Unit
GBP - British Pound Sterling
GNMA - Government National Mortgage Association
GSC - Goldman Sachs Capital
HSBC - Hong Kong Shanghai Bank
ICE - IntercontinentalExchange, Inc.
IDR - Indonesian Rupiah
JPMC - JPMorgan Chase Bank
JPY - Japanese Yen
KRW - South Korean Won
MASTR - Mortgage Asset Securitization Transactions, Inc.
MSC - Morgan Stanley Capital
MXN - Mexican Peso
NCUA - National Credit Union Administration
NOK - Norwegian Krone
NZD - New Zealand Dollar
PIK - Pay-in-Kind
PLN - Polish Zloty
REMIC - Real Estate Mortgage Investment Conduit
SEK - Swedish Krona
S.F. - Single Family
TBA - To be announced
TD - Toronto Dominion Bank
TRY - Turkish Lira
UBS - Union Bank of Switzerland
USD - United States Dollar
yr - Year

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-21

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker / counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker / dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-22

(Unaudited)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$2,215,408,315	$63,970,791	$(12,114,128)	$51,856,663

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term
$8,921,684

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-23

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$372,593,912	$6,531,770	$379,125,682
Corporate Debt	—	1,166,463,561	—	1,166,463,561
Foreign Debt	—	53,910,392	—	53,910,392
Municipal Bonds	—	11,154,122	—	11,154,122
Senior Secured Loans	—	207,073,062	—	207,073,062
Convertible Preferred Stock[2]	5,688,928	7,216,046	—	12,904,974
Preferred Stock[3]	6,030,445	5,459,781	—	11,490,226
Option Purchased	—	4,035	—	4,035
U.S. Treasury Obligations	—	155,073,244	—	155,073,244
Short-Term Investments	—	270,065,680	—	270,065,680
Total	$11,719,373	$2,249,013,835	$6,531,770	$2,267,264,978
Foreign Currency Exchange Contracts	$—	$(171,213)	$—	$(171,213)
Futures Contracts	(41,439)	—	—	(41,439)
Swap Contract	—	(62,098)	—	(62,098)
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.27% and 1.73% of the total market value of this security type. Level 2 investments represent investments with observable inputs, while Level 3 investments represent investments without observable inputs.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments 2 represent 44.08% and 55.92% of the total market value of this security type. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments.
3Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments 2 represent 52.48% and 47.52% of the total market value of this security type. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-4 since the Level 3 investments are not considered significant to the Series’s net assets at the end of the period.

3. Unfunded Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of March 31, 2014, the Series had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Ortho-Clinical	$630,000
Industrial Packaging	793,000

4. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-24

(Unaudited)

During the period ended March 31, 2014, the Series used foreign currency exchange contracts to fix the U.S. dollar value of a security between the trade date and settlement date, and hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the period ended March 31, 2014, the Series used futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts
The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write option contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended March 31, 2014.

During the period ended March 31, 2014, the Series used options contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts
The Series may enter into CDS contracts, interest rate swap contracts, inflation swap contracts and index swap contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2014, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. At March 31, 2014 , the Series posted $1,201,555 in cash collateral for open swap contracts.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-25

(Unaudited)

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

During the period ended March 31, 2014, the Series used CDS contracts to hedge against a credit event.

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2014, the Series had no securities on loan.

6. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-26

(Unaudited)

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 866 [3/14] 5/14 (12578)	Diversified Income Series-27

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 94.13% Δ
Argentina - 2.83%
Arcos Dorados Holdings	449,841	$4,534,397
Cresud ADR @	322,769	2,998,524
Grupo Clarin Class B GDR 144A #@=†	209,100	1,437,383
IRSA Inversiones y Representaciones
ADR @	363,112	3,841,725
Pampa Energia ADR †	44,500	259,435
YPF ADR	106,800	3,327,888
		16,399,352
Bahrain - 0.10%
Aluminum Bahrain ADR 144A #@	91,200	597,515
		597,515
Brazil - 15.03%
AES Tiete	319,936	2,224,660
All America Latina Logistica	578,435	1,919,184
B2W Cia Digital †	514,800	6,239,381
Banco Santander Brasil ADR	476,000	2,651,320
BB Seguridade Participacoes	240,600	2,644,318
Brasil Foods ADR	341,500	6,823,170
Braskem ADR †	78,499	1,226,154
Centrais Eletricas Brasileiras	711,800	2,060,184
Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	71,690	3,137,154
Cia Siderurgica Nacional ADR	380,000	1,656,800
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	1,619,182
Fibria Celulose ADR †	514,300	5,688,158
Gerdau @	389,400	2,010,139
Gerdau ADR	444,900	2,851,809
Hypermarcas	553,000	4,011,171
Itau Unibanco Holding ADR	550,000	8,173,000
JBS	393,784	1,344,755
Petroleo Brasileiro ADR	488,906	6,429,114
Petroleo Brasileiro ADR	403,795	5,600,637
Telefonica Brasil ADR	43,563	925,278
Tim Participacoes ADR	683,600	17,746,256
		86,981,824
Chile - 1.16%
Sociedad Quimica y Minera de Chile
ADR	212,100	6,732,054
		6,732,054
China - 19.34%
Baidu ADR †	150,000	22,857,000
Bank of China	13,346,000	5,929,308
Bitauto Holdings ADR †	40,000	1,433,600
China Construction Bank	7,118,000	4,996,454
China Mengniu Dairy	724,000	3,633,548
China Mobile ADR	200,000	9,118,000
China Petroleum & Chemical	2,260,000	2,021,499
China Petroleum & Chemical ADR	42,234	3,779,943
China Unicom Hong Kong ADR	236,692	3,114,867
First Pacific	3,185,195	3,174,799
Fosun International	131,708	165,911
Hollysys Automation Technologies †	129,100	2,780,814
Kunlun Energy	4,622,900	7,746,378
NetEase ADR	34,800	2,342,040
PetroChina Class H	3,000,000	3,258,719
PetroChina ADR	40,000	4,340,000
Shanda Games ADR †	1,118,325	7,257,929
SINA †	110,000	6,645,100
Sohu.com †	200,000	13,018,000
Tianjin Development Holdings †	35,950	24,843
Tom Group †	4,890,004	974,257
Travelsky Technology	3,700,441	3,286,356
		111,899,365
India - 4.95%
Cairn India @	473,000	2,628,316
Indiabulls Infrastructure and Power
GDR †	131,652	6,727
Indiabulls Real Estate GDR	44,628	40,674
Reliance Industries	800,000	12,432,341
Reliance Industries GDR 144A #	430,000	13,360,383
Sify Technologies ADR †	91,200	188,784
		28,657,225
Indonesia - 0.32%
Tambang Batubara Bukit Asam Persero	2,241,097	1,850,848
		1,850,848
Israel - 2.74%
Teva Pharmaceutical Industries ADR	300,000	15,852,000
		15,852,000
Malaysia - 1.72%
Hong Leong Bank @	1,549,790	6,717,676
UEM Sunrise	4,748,132	3,206,326
		9,924,002
Mexico - 8.31%
America Movil ADR	210,742	4,189,551
Cemex ADR †	962,313	12,154,013
Empresas ICA †	1,105,736	1,846,352
Fomento Economico Mexicano ADR	98,307	9,166,145
Grupo Financiero Banorte Class O	754,700	5,103,785
Grupo Lala	606,200	1,253,679
Grupo Televisa ADR	432,500	14,397,925
		48,111,450
Netherlands - 0.83%
Yandex Class A †	158,700	4,791,153
		4,791,153
Peru - 0.27%
Cia de Minas Buenaventura ADR	125,440	1,576,781
		1,576,781
Poland - 0.72%
Jastrzebska Spolka Weglowa	26,987	409,307

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK Δ (continued)
Poland (continued)
Polski Koncern Naftowy Orlen	261,369	$3,737,715
		4,147,022
Republic of Korea - 13.48%
CJ	45,695	5,850,594
Hite Jinro	150,000	3,316,373
KB Financial Group ADR †	165,996	5,834,759
KCC	3,272	1,678,951
KT	99,830	2,777,783
LG Display ADR †	188,309	2,353,864
LG Electronics	62,908	3,844,001
Lotte Chilsung Beverage @	8	11,209
Lotte Confectionery	2,904	4,971,351
Samsung Electronics	14,009	17,702,319
Samsung Life Insurance	71,180	6,724,909
SK Communications †	95,525	647,025
SK Hynix †	120,000	4,069,984
SK Telecom	16,491	3,345,246
SK Telecom ADR	660,000	14,896,200
		78,024,568
Russia - 6.61%
Chelyabinsk Zink Plant GDR @†	69,200	264,309
Enel OGK-5 GDR †	15,101	19,254
Etalon Group GDR 144A #=†	354,800	1,380,172
Gazprom ADR	783,900	6,047,207
LUKOIL ADR	23,433	1,310,491
LUKOIL ADR (London International
Exchange)	133,500	7,425,022
MegaFon GDR	234,178	6,600,950
Mobile Telesystems ADR	154,402	2,700,491
Sberbank =	3,308,402	7,909,960
Surgutneftegas ADR	294,652	2,174,961
TGK-5 †	24,916,000	1,322
VTB Bank GDR	861,186	1,941,027
VTB Bank OJSC	411,634,850	465,482
		38,240,648
South Africa - 4.05%
ArcelorMittal South Africa †	374,610	1,192,186
Impala Platinum Holdings	135,751	1,542,445
Sasol	76,270	4,265,772
Sasol ADR	65,127	3,639,297
Standard Bank Group	287,970	3,794,213
Sun International	168,124	1,510,980
Tongaat-Hulett	182,915	1,975,243
Vodacom Group	444,868	5,490,261
		23,410,397
Taiwan - 7.25%
Formosa Chemicals & Fibre	2,128,998	5,156,051
Hon Hai Precision Industry	854,753	2,427,282
MediaTek	394,678	5,841,900
Mitac Holdings †	6,600,000	6,144,121
President Chain Store	890,000	6,279,083
Taiwan Semiconductor Manufacturing	2,375,864	9,347,941
United Microelectronics	6,688,461	2,839,241
United Microelectronics ADR	889,700	1,850,576
Walsin Lihwa †	6,477,100	2,066,346
		41,952,541
Thailand - 1.13%
Bangkok Bank - Foreign	638,091	3,538,496
PTT Exploration & Production	617,051	2,987,726
		6,526,222
Turkey - 0.78%
Turkcell Iletisim Hizmetleri †	368,462	2,063,809
Turkiye Sise ve Cam Fabrikalari	2,264,765	2,455,388
		4,519,197
United Kingdom - 0.36%
Anglo American ADR	92,815	1,181,015
Griffin Mining @†	1,642,873	876,479
		2,057,494
United States - 2.15%
Avon Products	241,200	3,531,168
Yahoo †	247,600	8,888,840
		12,420,008
Total Common Stock
(cost $529,204,192)		544,671,666

EXCHANGE-TRADED FUND - 0.44%
iShares MSCI Turkey	53,000	2,580,040
Total Exchange-Traded Fund
(cost $2,460,260)		2,580,040

PREFERRED STOCK - 5.09% Δ
Brazil - 1.64%
Braskem Class A †	288,768	2,269,119
Centrais Eletricas Brasileiras
Class B 14.21%	233,700	1,128,029
Vale Class A 7.09%	489,400	6,110,752
		9,507,900
Republic of Korea - 1.99%
CJ 1.68% @	28,030	1,559,899
Samsung Electronics 1.32%	9,995	9,952,583
		11,512,482
Russia - 1.46%
AK Transneft 0.86% =	3,887	8,461,461
		8,461,461
Total Preferred Stock
(cost $20,729,630)		29,481,843

PARTICIPATION NOTES - 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #@=†	100,339	0

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	Shares	(U.S. $)
PARTICIPATION NOTES (continued)
Lehman Oil & Natural Gas
CW 12 LEPO @=†	146,971	$0
Total Participation Notes
(cost $4,952,197)		0

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 0.42%
Repurchase Agreements - 0.42%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase price
$1,436,518 (collateralized by U.S.
government obligations 0.00% - 1.00%
2/28/17 - 11/15/27; market value
$1,465,248)	1,436,517	1,436,517
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase price
$478,840 (collateralized by U.S.
government obligations 1.25% - 2.125%
10/31/18 - 1/31/21; market value
$488,416)	478,839	478,839
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase price
$486,645 (collateralized by U.S.
government obligations 0.50% 6/15/16;
market value $496,377)	486,644	$486,644
		2,402,000
Total Short-Term Investments
(cost $2,402,000)		2,402,000

TOTAL VALUE OF SECURITIES - 100.08%
(cost $559,748,279)	579,135,549
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.08%)	(473,431)
NET ASSETS - 100.00%	$578,662,118
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $16,775,453, which represents 2.90% of the Series’ net assets. See Note 5 in “Notes.”

@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $22,943,174, which represents 3.96% of the Series’ net assets. See Note 5 in “Notes.”
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $19,188,976, which represented 3.32% of the Series’ net assets. See Note 1 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at March 31, 2014:1

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	MYR	(232,468)	USD	71,089	4/1/14	$(116)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

Summary of Abbreviations:
ADR - American Depositary Receipt
BNYM - Bank of New York Mellon
GDR - Global Depositary Receipt
KRW - South Korean Won
LEPO - Low Exercise Price Option
MYR - Malaysian Ringgit
USD - United States Dollar

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-4

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-5

(Unaudited)

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$560,614,630	$125,556,056	$(107,035,137)	$18,520,919

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-6

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$14,961,969	$1,437,383	$—	$16,399,352
Bahrain	—	597,515	—	597,515
Brazil	86,981,824	—	—	86,981,824
Chile	6,732,054	—	—	6,732,054
China	76,687,293	35,212,072	—	111,899,365
India	229,458	28,427,767	—	28,657,225
Indonesia	—	1,850,848	—	1,850,848
Israel	15,852,000	—	—	15,852,000
Malaysia	—	9,924,002	—	9,924,002
Mexico	48,111,450	—	—	48,111,450
Netherlands	4,791,153	—	—	4,791,153
Peru	1,576,781	—	—	1,576,781
Poland	—	4,147,022	—	4,147,022
Republic of Korea	28,067,383	49,957,185	—	78,024,568
Russia	4,012,304	34,228,344	—	38,240,648
South Africa	5,614,540	17,795,857	—	23,410,397
Taiwan	1,850,576	40,101,965	—	41,952,541
Thailand	2,987,726	3,538,496	—	6,526,222
Turkey	—	4,519,197	—	4,519,197
United Kingdom	876,479	1,181,015	—	2,057,494
United States	12,420,008	—	—	12,420,008
Exchange-Traded Fund	2,580,040	—	—	2,580,040
Preferred Stock[1]	9,507,900	19,973,943	—	29,481,843
Participation Notes	—	—	—	—
Short-Term Investments	—	2,402,000	—	2,402,000
Total	$323,840,938	$255,294,611	$—	$579,135,549
Foreign Currency Exchange Contract	$—	$(116)	$—	$(116)
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 32.25% and 67.75%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at March 31, 2014, a portion of the Series’ portfolio was categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-7

(Unaudited)

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the period ended March 31, 2014, the Series had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-8

(Unaudited)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 868 [3/14] 5/14 (12579)	Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 99.62%
Consumer Discretionary - 22.76%
DineEquity	382,409	$29,854,671
Dunkin’ Brands Group	263,400	13,217,412
Interval Leisure Group	539,650	14,106,451
K12 †	770,247	17,446,094
Sally Beauty Holdings †	947,551	25,962,897
Shutterstock †	153,675	11,158,342
Ulta Salon Cosmetics & Fragrance †	272,625	26,575,485
		138,321,352
Energy - 5.34%
Core Laboratories	163,647	32,474,111
		32,474,111
Financial Services - 18.81%
Affiliated Managers Group †	140,200	28,047,010
CommonWealth REIT	912,200	23,990,860
Heartland Payment Systems	701,374	29,071,952
MSCI Class A †	771,175	33,175,949
		114,285,771
Financials - 1.24%
Ellie Mae †	262,000	7,556,080
		7,556,080
Healthcare - 10.05%
ABIOMED †	752,875	19,604,865
athenahealth †	80,257	12,860,382
Techne	334,925	28,592,547
		61,057,794
Producer Durables - 11.29%
Expeditors International of Washington	538,398	21,336,713
Graco	385,034	28,777,441
Ritchie Bros Auctioneers	765,000	18,459,450
		68,573,604
Technology - 25.07%
Blackbaud	555,989	17,402,456
Logitech International Class R	1,318,106	19,695,187
NeuStar Class A †	403,180	13,107,382
NIC	749,892	14,480,414
SBA Communications Class A †	353,225	32,129,346
VeriFone Systems †	841,100	28,446,002
VeriSign †	501,845	27,054,464
		152,315,251
Utilities - 5.06%
j2 Global	613,789	30,720,139
		30,720,139
Total Common Stock
(cost $387,604,922)		605,304,102

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 0.71%
Discount Note - 0.03% ≠
Federal Home Loan Bank 0.05%
4/23/14	165,176	165,174
		165,174
U.S. Treasury Obligations - 0.68% ≠
U.S. Treasury Bills
0.04% 4/24/14	2,393,413	2,393,373
0.093% 11/13/14	1,757,947	1,757,258
		4,150,631
Total Short-Term Investments
(cost $4,315,439)		4,315,805

TOTAL VALUE OF SECURITIES - 100.33%
(cost $391,920,361)	609,619,907
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.33%)	(2,032,353)
NET ASSETS - 100.00%	$607,587,554
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT - Real Estate Investment Trust

NQ-VIP 874 [3/14] 5/14 (12581)	Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2014, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. At March 31, 2014, the Series had no open foreign currency contracts.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-VIP 874 [3/14] 5/14 (12581)	Smid Cap Growth Series-2

(Unaudited)

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$391,994,638	$221,391,133	$(3,765,864)	$217,625,269

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	138,321,352	—	138,321,352
Energy	32,474,111	—	32,474,111
Financial Services	114,285,771	—	114,285,771
Financials	7,556,080	—	7,556,080
Healthcare	61,057,794	—	61,057,794
Producer Durables	68,573,604	—	68,573,604
Technology	132,620,064	19,695,187	152,315,251
Utilities	30,720,139	—	30,720,139
Short-Term Investments	—	4,315,805	4,315,805
Total	$585,608,915	$24,010,992	$609,619,907

As a result of utilizing international fair value pricing at March 31, 2014, a portion of the portfolio was categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

NQ-VIP 874 [3/14] 5/14 (12581)	Smid Cap Growth Series-3

(Unaudited)

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

No foreign currency exchange contracts were outstanding at March 31, 2014.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the period ended March 31, 2014, the Series had no securities out on loan.

5. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

NQ-VIP 874 [3/14] 5/14 (12581)	Smid Cap Growth Series-4

(Unaudited)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

6. Series Closed to New Investors
As of Feb. 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to Feb. 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP 874 [3/14] 5/14 (12581)	Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CONVERTIBLE BONDS - 0.33%
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16	367,000	$829,191
Salix Pharmaceuticals 1.50% exercise
price $65.81, expiration date 3/15/19	300,000	508,687
Total Convertible Bonds
(cost $1,277,697)		1,337,878

CORPORATE BONDS - 78.26%
Automobiles - 2.91%
American Axle & Manufacturing
7.75% 11/15/19	1,128,000	1,308,480
Chassix 144A 9.25% 8/1/18 #	1,030,000	1,112,400
Cooper-Standard Holding 144A PIK
7.375% 4/1/18 #T	1,840,000	1,888,318
General Motors 144A 6.25% 10/2/43 #	1,120,000	1,218,000
General Motors Financial 6.75% 6/1/18	1,755,000	2,009,475
International Automotive Components
Group 144A 9.125% 6/1/18 #	2,299,000	2,442,687
Meritor
6.25% 2/15/24	645,000	649,837
6.75% 6/15/21	1,075,000	1,142,187
		11,771,384
Banking - 2.49%
Barclays Bank 7.625% 11/21/22	2,015,000	2,226,575
Credit Suisse Group 144A
7.50% 12/11/49 #•	1,820,000	1,979,268
HBOS Capital Funding 144A
6.071% 6/29/49 #•	2,669,000	2,682,345
JPMorgan Chase 6.75% 1/29/49 •	1,155,000	1,221,413
RBS Capital Trust I 2.099% 12/29/49 •	2,040,000	1,989,000
		10,098,601
Basic Industry - 11.03%
AK Steel 7.625% 5/15/20	1,129,000	1,131,823
APERAM 144A 7.75% 4/1/18 #	1,735,000	1,830,425
ArcelorMittal 6.125% 6/1/18	2,765,000	3,041,500
Arch Coal 144A 8.00% 8/18/17 #	1,735,000	1,739,337
Axalta Coating System 144A
7.375% 5/1/21 #	1,215,000	1,327,387
Builders FirstSource 144A
7.625% 6/1/21 #	1,550,000	1,681,750
Cemex 144A 7.25% 1/15/21 #	1,135,000	1,242,825
Cemex Espana Luxembourg 144A
9.25% 5/12/20 #	945,000	1,041,863
Cemex Finance 144A 6.00% 4/1/24 #	1,195,000	1,200,975
CPG Merger Sub 144A 8.00% 10/1/21 #	1,810,000	1,954,800
First Quantum Minerals
144A 6.75% 2/15/20 #	1,110,000	1,129,425
144A 7.00% 2/15/21 #	1,110,000	1,134,975
FMG Resources August 2006 144A
6.875% 4/1/22 #	2,782,000	3,008,037
HD Supply 11.50% 7/15/20	985,000	1,174,613
Headwaters 7.625% 4/1/19	395,000	427,587
INEOS Group Holdings 144A
5.875% 2/15/19 #	1,750,000	1,791,563
JMC Steel Group 144A 8.25% 3/15/18 #	1,435,000	1,472,669
LSB Industries 144A 7.75% 8/1/19 #	395,000	425,613
Masonite International 144A
8.25% 4/15/21 #	2,049,000	2,271,829
New Gold 144A 6.25% 11/15/22 #	1,890,000	1,927,800
Nortek 8.50% 4/15/21	2,335,000	2,621,037
Perstorp Holding 144A 8.75% 5/15/17 #	1,985,000	2,133,875
Ryerson
9.00% 10/15/17	1,310,000	1,416,437
11.25% 10/15/18	545,000	613,125
Sappi Papier Holding
144A 6.625% 4/15/21 #	545,000	568,163
144A 8.375% 6/15/19 #	2,250,000	2,508,750
Taminco Global Chemical 144A
9.75% 3/31/20 #	584,000	661,380
TPC Group 144A 8.75% 12/15/20 #	2,090,000	2,301,613
Wise Metals Group 144A
8.75% 12/15/18 #	815,000	878,163
		44,659,339
Capital Goods - 3.56%
Accudyne Industries 144A
7.75% 12/15/20 #	240,000	259,800
BOE Intermediate Holding 144A PIK
9.00% 11/1/17 #❖	978,443	1,067,114
BOE Merger 144A PIK 9.50%
11/1/17 #T	1,890,000	2,012,850
Bombardier 144A 6.00% 10/15/22 #	915,000	915,000
Consolidated Container 144A
10.125% 7/15/20 #	1,859,000	1,984,483
Milacron 144A 7.75% 2/15/21 #	1,930,000	2,094,050
Plastipak Holdings 144A
6.50% 10/1/21 #	1,375,000	1,448,906
Reynolds Group Issuer 8.25% 2/15/21	2,475,000	2,713,219
TransDigm 7.50% 7/15/21	1,715,000	1,907,937
		14,403,359
Consumer Cyclical - 4.04%
Chinos Intermediate Holdings 144A PIK
7.75% 5/1/19 #T	930,000	962,550
DBP Holding 144A 7.75% 10/15/20 #	2,320,000	2,238,800
Landry’s 144A 9.375% 5/1/20 #	2,337,000	2,585,306
Michaels Stores 144A
5.875% 12/15/20 #	1,185,000	1,201,294
Pantry 8.375% 8/1/20	1,240,000	1,345,400
Party City Holdings 8.875% 10/9/14	1,205,000	1,348,094
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	1,906,000	2,015,595
Quiksilver 144A 7.875% 8/1/18 #	2,090,000	2,283,325

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	690,000	$738,300
Tempur-Pedic International
6.875% 12/15/20	1,495,000	1,642,631
		16,361,295
Consumer Non-Cyclical - 1.76%
Crestview DS Merger Sub II 144A
10.00% 9/1/21 #	1,245,000	1,388,175
JBS Investments 144A
7.75% 10/28/20 #	470,000	497,613
JBS USA 144A 8.25% 2/1/20 #	1,599,000	1,758,900
Smithfield Foods 6.625% 8/15/22	1,340,000	1,453,900
Spectrum Brands
6.375% 11/15/20	370,000	402,375
6.625% 11/15/22	1,490,000	1,629,687
		7,130,650
Energy - 12.53%
Access Midstream Partners
4.875% 3/15/24	845,000	843,944
Calumet Specialty Products Partners
144A 6.50% 4/15/21 #	935,000	944,350
7.625% 1/15/22	2,725,000	2,898,719
Chaparral Energy
7.625% 11/15/22	955,000	1,038,563
8.25% 9/1/21	1,253,000	1,384,565
CHC Helicopter 9.375% 6/1/21	940,000	1,001,100
Chesapeake Energy
5.75% 3/15/23	5,000	5,319
6.125% 2/15/21	352,000	385,440
6.625% 8/15/20	1,190,000	1,341,725
Comstock Resources 7.75% 4/1/19	1,849,000	1,978,430
Drill Rigs Holdings 144A
6.50% 10/1/17 #	725,000	759,437
Exterran Partners 6.00% 4/1/21	2,035,000	2,035,000
Genesis Energy 5.75% 2/15/21	2,300,000	2,392,000
Halcon Resources
8.875% 5/15/21	510,000	531,675
144A 9.75% 7/15/20 #	1,980,000	2,138,400
Hercules Offshore
144A 6.75% 4/1/22 #	420,000	407,925
144A 7.50% 10/1/21 #	915,000	928,725
144A 8.75% 7/15/21 #	575,000	626,750
Jones Energy Holdings 144A
6.75% 4/1/22 #	675,000	688,500
Key Energy Services 6.75% 3/1/21	1,870,000	1,975,187
Laredo Petroleum
144A 5.625% 1/15/22 #	860,000	871,825
7.375% 5/1/22	495,000	551,925
Linn Energy 8.625% 4/15/20	391,000	426,679
Midstates Petroleum 9.25% 6/1/21	1,835,000	1,926,750
Murphy Oil USA 144A 6.00% 8/15/23 #	1,290,000	1,338,375
Niska Gas Storage Canada 144A
6.50% 4/1/19 #	890,000	879,987
Northern Blizzard Resources 144A
7.25% 2/1/22 #	1,860,000	1,918,125
Northern Oil & Gas 8.00% 6/1/20	1,895,000	2,022,913
NuStar Logistics 6.75% 2/1/21	1,250,000	1,357,813
Oasis Petroleum 144A
6.875% 3/15/22 #	1,885,000	2,049,937
Ocean Rig UDW 144A 7.25% 4/1/19 #	1,610,000	1,612,013
Offshore Group Investment
7.125% 4/1/23	925,000	945,813
PDC Energy 7.75% 10/15/22	1,850,000	2,035,000
Pioneer Energy Services 144A
6.125% 3/15/22 #	1,850,000	1,887,000
Regency Energy Partners
5.875% 3/1/22	1,490,000	1,549,600
Samson Investment 144A
10.75% 2/15/20 #	1,564,000	1,712,580
SandRidge Energy
8.125% 10/15/22	1,301,000	1,424,595
8.75% 1/15/20	984,000	1,065,180
Ultra Petroleum 144A 5.75% 12/15/18 #	810,000	852,525
		50,734,389
Financials - 0.52%
Nuveen Investments 144A
9.50% 10/15/20 #	1,955,000	2,091,850
		2,091,850
Healthcare - 6.84%
Air Medical Group Holdings
9.25% 11/1/18	1,698,000	1,840,207
Biomet 6.50% 10/1/20	2,810,000	2,999,675
Community Health Systems
144A 6.875% 2/1/22 #	1,315,000	1,380,750
7.125% 7/15/20	495,000	537,694
8.00% 11/15/19	767,000	846,576
Healthcare Technology Intermediate
144A PIK 7.375% 9/1/18 #T	1,860,000	1,897,200
Immucor 11.125% 8/15/19	1,771,000	2,010,085
Kinetic Concepts
10.50% 11/1/18	1,624,000	1,873,690
12.50% 11/1/19	865,000	1,014,213
MPH Acquisition Holdings 144A
6.625% 4/1/22 #	890,000	915,587
Par Pharmaceutical 7.375% 10/15/20	3,705,000	4,029,187
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	2,230,000	2,386,100
Tenet Healthcare
144A 6.00% 10/1/20 #	855,000	916,453
8.125% 4/1/22	1,135,000	1,271,200
Truven Health Analytics
10.625% 6/1/20	785,000	894,900

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Healthcare (continued)
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	1,260,000	$1,326,150
144A 6.375% 10/15/20 #	1,080,000	1,171,800
144A 7.00% 10/1/20 #	355,000	386,063
		27,697,530
Insurance - 2.82%
American International Group
8.175% 1/29/16 •	1,670,000	2,202,313
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	1,345,000	1,442,513
Liberty Mutual Group 144A
7.00% 3/15/37 #•	2,074,000	2,177,700
Onex USI Aquisition 144A
7.75% 1/15/21 #	2,035,000	2,131,663
XL Group 6.50% 12/29/49 •	3,493,000	3,453,704
		11,407,893
Media - 6.85%
CCO Holdings 5.25% 9/30/22	2,255,000	2,235,269
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	1,475,000	1,548,750
Clear Channel Communications PIK
14.00% 2/1/21 ✤	1,015,000	1,020,075
Columbus International
144A 7.375% 3/30/21 #	1,660,000	1,711,875
144A 11.50% 11/20/14 #	1,467,000	1,567,856
CSC Holdings 6.75% 3/12/20	1,380,000	1,549,050
DISH DBS 5.00% 3/15/23	2,225,000	2,247,250
Gray Television 7.50% 10/1/20	1,825,000	1,989,250
MDC Partners 144A 6.75% 4/1/20 #	1,965,000	2,077,987
Mediacom Broadband 144A
5.50% 4/15/21 #	1,180,000	1,188,850
ONO Finance II 144A
10.875% 7/15/19 #	1,040,000	1,164,800
RCN Telecom Services 144A
8.50% 8/15/20 #	580,000	616,250
Univision Communications 144A
6.75% 9/15/22 #	1,810,000	2,011,363
UPCB Finance VI 144A
6.875% 1/15/22 #	1,599,000	1,750,905
Virgin Media Finance 144A
6.375% 4/15/23 #	1,885,000	2,007,525
VTR Finance 144A 6.875% 1/15/24 #	2,930,000	3,054,525
		27,741,580
Services - 7.33%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	765,000	839,587
144A 10.75% 10/15/19 #	2,879,000	3,202,887
Avis Budget Car Rental 5.50% 4/1/23	1,700,000	1,721,250
BlueLine Rental Finance 144A
7.00% 2/1/19 #	1,065,000	1,128,900
Carlson Wagonlit 144A
6.875% 6/15/19 #	1,525,000	1,635,563
Covanta Holding 5.875% 3/1/24	1,980,000	2,021,156
Darling Escrow 144A 5.375% 1/15/22 #	690,000	709,837
H&E Equipment Services 7.00% 9/1/22	1,835,000	2,027,675
Mattamy Group 144A 6.50% 11/15/20 #	2,285,000	2,324,987
MGM Resorts International
6.75% 10/1/20	545,000	605,631
7.75% 3/15/22	967,000	1,126,555
11.375% 3/1/18	622,000	807,045
PHH
6.375% 8/15/21	760,000	788,500
7.375% 9/1/19	1,090,000	1,209,900
Pinnacle Entertainment
7.75% 4/1/22	804,000	870,330
8.75% 5/15/20	119,000	130,751
PNK Finance 144A 6.375% 8/1/21 #	830,000	867,350
Seven Seas Cruises 9.125% 5/15/19	1,872,000	2,068,560
Stena 144A 7.00% 2/1/24 #	1,695,000	1,728,900
United Rentals North America
5.75% 11/15/24	2,115,000	2,133,506
Vander Intermediate Holding II 144A PIK
9.75% 2/1/19 #T	695,000	734,963
Watco 144A 6.375% 4/1/23 #	965,000	984,300
		29,668,133
Technology & Electronics - 6.12%
Advanced Micro Devices 144A
6.75% 3/1/19 #	1,275,000	1,282,969
BMC Software Finance 144A
8.125% 7/15/21 #	2,050,000	2,167,875
Entegris 144A 6.00% 4/1/22 #	1,965,000	2,014,125
First Data
11.25% 1/15/21	2,305,000	2,642,106
11.75% 8/15/21	2,580,000	2,721,900
First Data Holdings 144A PIK 14.50%
9/24/19 #❖	1,065,000	1,054,666
Freescale Semiconductor 144A
6.00% 5/1/18 #	910,000	968,013
j2 Global 8.00% 8/1/20	3,000,000	3,285,000
Micron Technology 144A
5.875% 2/15/22 #	1,970,000	2,068,500
NCR Escrow
144A 5.875% 12/15/21 #	515,000	544,613
144A 6.375% 12/15/23 #	1,610,000	1,718,675
SunGard Availability Services Capital
144A 8.75% 4/1/22 #	2,025,000	2,037,656
Viasystems 144A 7.875% 5/1/19 #	2,104,000	2,277,580
		24,783,678
Telecommunications - 7.68%
CenturyLink 6.75% 12/1/23	1,090,000	1,162,213
Comcel Trust 144A 6.875% 2/6/24 #	625,000	655,469

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of Investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Digicel Group
144A 7.125% 4/1/22 #	820,000	$831,275
144A 8.25% 9/30/20 #	2,949,000	3,162,803
Hughes Satellite Systems
7.625% 6/15/21	1,800,000	2,038,500
Intelsat Luxembourg
144A 7.75% 6/1/21 #	1,810,000	1,911,813
144A 8.125% 6/1/23 #	2,685,000	2,856,169
Level 3 Financing 7.00% 6/1/20	3,305,000	3,598,319
Sprint
144A 7.125% 6/15/24 #	2,265,000	2,383,913
144A 7.25% 9/15/21 #	1,015,000	1,110,156
144A 7.875% 9/15/23 #	1,240,000	1,367,100
Sprint Capital 6.90% 5/1/19	1,230,000	1,356,075
T-Mobile USA
6.125% 1/15/22	570,000	599,213
6.25% 4/1/21	925,000	981,656
6.50% 1/15/24	345,000	362,250
6.731% 4/28/22	500,000	537,500
VimpelCom 144A 7.748% 2/2/21 #	570,000	589,237
Wind Acquisition Finance
144A 7.25% 2/15/18 #	920,000	972,900
144A 11.75% 7/15/17 #	1,075,000	1,134,125
Windstream
7.50% 6/1/22	605,000	641,300
7.50% 4/1/23	540,000	569,700
7.75% 10/1/21	1,140,000	1,231,200
Zayo Group 10.125% 7/1/20	879,000	1,022,936
		31,075,822
Utilities - 1.78%
AES 7.375% 7/1/21	1,288,000	1,474,760
AES Gener 144A 8.375% 12/18/73 #•	1,165,000	1,237,813
Calpine
144A 5.875% 1/15/24 #	415,000	423,300
144A 6.00% 1/15/22 #	1,790,000	1,888,450
Elwood Energy 8.159% 7/5/26	956,953	1,057,433
Enel 144A 8.75% 9/24/73 #•	980,000	1,102,108
		7,183,864
Total Corporate Bonds
(cost $299,986,246)		316,809,367

SENIOR SECURED LOANS - 11.44% «
Accelent 1st Lien 4.50% 3/12/21	2,060,000	2,060,000
Akorn Tranche B 4.50% 11/13/20	1,760,000	1,784,728
Applied Systems 1st Lien
4.25% 1/23/21	487,638	490,685
Applied Systems 2nd Lien
7.50% 1/23/22	1,883,000	1,917,835
Atkore International 2nd Lien
7.75% 10/9/21	1,000,000	1,010,000
Avast Software 1st Lien 5.00% 3/20/20	1,020,000	1,018,300
Azure Midstream Tranche B
6.50% 11/15/18	1,417,063	1,444,518
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	995,000	1,021,326
BJ’s Wholesale Club Tranche B 1st Lien
4.50% 9/26/19	947,625	952,420
BMC Software 1st Lien 5.00% 9/10/20	545,633	546,893
Borgata Tranche B 1st Lien
6.75% 8/15/18	1,890,263	1,922,539
CityCenter Holdings Tranche B
5.00% 10/16/20	1,880,288	1,898,111
Clear Channel Communications Tranche
D 6.98% 1/30/19	3,095,000	3,035,616
Community Health Systems Tranche D
4.25% 1/27/21	1,082,288	1,092,768
Drillships Financing Holding Tranche B1
6.00% 3/31/21	1,972,694	2,017,490
Gentiva Health Services Tranche B
6.50% 10/18/19	1,541,138	1,528,295
Gray Television 4.75% 10/12/19	2,016,000	2,030,112
Hostess Brands 1st Lien 6.75% 3/20/20	1,980,000	2,061,675
Ikaria 5.00% 2/12/21	2,006,000	2,024,305
Kinetic Concepts Tranche E1
4.00% 5/4/18	1,800,488	1,808,037
LTS Buyer 2nd Lien 8.00% 4/1/21	287,788	293,303
Moxie Liberty Tranche B 7.50% 8/21/20	1,025,000	1,053,187
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/19/20	1,015,000	1,042,278
Nuveen Investments 2nd Lien
6.50% 2/28/19	1,015,000	1,019,694
Otter Products Tranche B
5.25% 5/17/19	2,043,836	2,045,539
Panda Temple Power II Tranche B 1st
Lien 7.25% 4/3/19	1,200,000	1,239,000
Patheon 4.25% 3/11/21	2,145,000	2,137,402
Polymer Group Tranche B
5.25% 12/19/19	1,630,913	1,645,183
Rite Aid 2nd Lien 5.75% 8/21/20	1,033,000	1,059,083
Samson Investment 2nd Lien
5.00% 9/25/18	2,020,000	2,040,957
Vantage Drilling Tranche B 1st Lien
5.75% 3/28/19	1,052,343	1,062,427
Total Senior Secured Loans
(cost $45,967,043)		46,303,706

	Number of
	Shares
COMMON STOCK - 2.90%
Akorn †	38,565	848,430
B/E Aerospace †	4,900	425,271

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of Investments (continued)
(Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Century Communications =†	2,820,000	$0
CenturyLink	28,813	946,219
DIRECTV Class A †	19,510	1,490,954
General Motors	11,868	408,496
Hanesbrands	5,750	439,760
Kodiak Oil & Gas †	104,514	1,268,800
Las Vegas Sands	10,150	819,917
Mueller Water Products Class A	42,559	404,311
NCR †	12,260	448,103
Quiksilver †	154,896	1,163,269
Range Resources	12,186	1,011,072
Time Warner Cable	5,923	812,517
United Rentals †	4,918	466,915
Valeant Pharmaceuticals International †	5,940	783,070
Total Common Stock
(cost $10,121,346)		11,737,104

CONVERTIBLE PREFERRED
STOCK - 1.00%
Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date
12/31/49 #	1,715	1,921,872
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	16,700	895,955
SandRidge Energy 7.00% exercise price
$7.76, expiration date 12/31/49	12,300	1,241,531
Total Convertible Preferred Stock
(cost $3,930,194)		4,059,358

PREFERRED STOCK - 1.50%
Ally Financial 144A 7.00% #	3,000	2,978,063
GMAC Capital Trust I 8.125% •	40,000	1,092,000
Regions Financial 6.375%	83,000	2,001,130
Total Preferred Stock
(cost $5,358,280)		6,071,193

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 5.01%
Repurchase Agreements - 5.01%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $12,139,831 (collateralized by
U.S. government obligations 0.00% -
1.00% 2/28/17 - 11/15/27;
market value $12,382,624)	12,139,824	12,139,824
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $4,046,613 (collateralized by
U.S. government obligations 1.25% -
2.125% 10/31/18 - 1/31/21;
market value $4,127,541)	4,046,608	4,046,608
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $4,112,573 (collateralized by
U.S. government obligation
0.50% 6/15/16; market value $4,194,822)	4,112,568	4,112,568
Total Short-Term Investments
(cost $20,299,000)		20,299,000

TOTAL VALUE OF SECURITIES - 100.44%
(cost $386,939,806)		406,617,606
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.44%)		(1,776,666)
NET ASSETS - 100.00%		$404,840,940
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $184,319,536, which represented 45.53% of the Series’ net assets. See Note 5 in “Notes.”
✤	100% of the income received was in the form of both cash and par.
❖	100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.

PIK - Pay-in-kind

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$387,041,354	$20,464,504	$(888,252)	$19,576,252

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-6

(Unaudited)

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Corporate Debt	$—	$318,147,245	$318,147,245
Senior Secured Loans	—	46,303,706	46,303,706
Common Stock	11,737,104	—	11,737,104
Convertible Preferred Stock[1]	895,955	3,163,403	4,059,358
Preferred Stock[1]	3,093,130	2,978,063	6,071,193
Short-Term Investments	—	20,299,000	20,299,000
Total	$15,726,189	$390,891,417	$406,617,606
____________________

1Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Series. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs.

	Level 1	Level 2	Total
Convertible Preferred Stock	22.07%	77.93%	100.00%
Preferred Stock	50.95%	49.05%	100.00%

The securities that have been deemed worthless in the schedule of investments are considered to be Level 3 investments.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Unfunded Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of March 31, 2014, the Series had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitments
Entegris	$1,435,000
Ortho-Clinical	3,020,000

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-7

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2014, the Series had no securities out on loan.

5. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2014, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 876 [3/14] 5/14 (12583)	High Yield Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of
	Shares
COMMON STOCK - 95.30% Δ
Canada - 6.84%
AuRico Gold	97,835	$426,620
CGI Group Class A *†	64,514	1,992,005
Westjet Airlines	50,385	1,106,296
Yamana Gold	66,383	581,343
		4,106,264
China/Hong Kong - 5.04%
CNOOC	647,000	979,579
Techtronic Industries	239,859	669,708
Yue Yuen Industrial Holdings	423,000	1,378,396
		3,027,683
Denmark - 2.05%
Carlsberg Class B	12,395	1,232,195
		1,232,195
France - 21.38%
AXA	79,645	2,069,078
Kering	4,114	838,825
Lafarge	19,208	1,499,184
Publicis Groupe	17,389	1,569,898
Sanofi *	18,922	1,977,333
Teleperformance *	24,682	1,430,236
Total	23,353	1,537,202
Vinci	25,886	1,921,501
		12,843,257
Germany - 5.52%
Bayerische Motoren Werke	8,202	1,036,455
Deutsche Post	41,326	1,536,396
Stada Arzneimittel	17,271	739,820
		3,312,671
Indonesia - 1.14%
Bank Rakyat Indonesia Persero	808,155	687,077
		687,077
Israel - 3.93%
Teva Pharmaceutical Industries ADR	44,700	2,361,948
		2,361,948
Italy - 3.66%
Saipem	45,009	1,099,338
UniCredit	120,462	1,101,148
		2,200,486
Japan - 17.00%
Don Quijote Holdings	8,600	444,028
East Japan Railway	16,656	1,226,900
ITOCHU	121,135	1,417,400
KDDI	2,100	121,942
Mitsubishi UFJ Financial Group	322,435	1,775,666
Nippon Telegraph & Telephone	33,859	1,840,042
Nitori Holdings	25,458	1,104,831
Toyota Motor	40,443	2,280,847
		10,211,656

		Value
		(U.S. $)
Netherlands - 2.41%
Koninklijke Philips Electronics	41,146	1,447,482
		1,447,482
Norway - 1.94%
Subsea 7	62,659	1,164,732
		1,164,732
Russia - 1.94%
Mobile Telesystems ADR	66,500	1,163,085
		1,163,085
Sweden - 3.83%
Meda Class A	11,855	182,414
Nordea Bank	149,392	2,119,233
		2,301,647
Switzerland - 8.41%
Aryzta †	33,107	2,927,660
Novartis	24,995	2,122,394
		5,050,054
United Kingdom - 9.98%
National Grid	47,797	656,827
Rexam	139,385	1,132,696
Rio Tinto	19,463	1,085,440
Standard Chartered	82,947	1,734,525
Tesco	214,798	1,059,441
Vodafone Group	87,757	322,720
		5,991,649
United States - 0.23%
Carnival	3,700	140,082
		140,082
Total Common Stock
(cost $47,135,383)		57,241,968

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 4.17%
Discount Note - 0.83% ≠
Federal Home Loan Bank 0.05%
4/23/14	497,815	497,809
		497,809
Repurchase Agreements - 1.84%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $660,248 (collateralized by U.S.
government obligations 0.00% -
1.00% 2/28/17 -
11/15/27; market value $673,453)	660,248	660,248

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $220,082 (collateralized by U.S.
government obligations 1.25% -
2.125% 10/31/18 -
1/31/21; market value $224,484)	220,082	$220,082
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $223,670 (collateralized by U.S.
government obligations
0.50% 6/15/16; market value $228,143)	223,670	223,670
		1,104,000
U.S. Treasury Obligations - 1.50% ≠
U.S. Treasury Bills
0.02% 4/17/14	488,712	488,707
0.052% 4/24/14	277,168	277,164
0.093% 11/13/14	139,494	139,439
		905,310
Total Short-Term Investments
(cost $2,507,080)		2,507,119

Total Value of Securities Before
Securities Lending
Collateral - 99.47%
(cost $49,642,463)		59,749,087

	Number of
	Shares
SECURITIES LENDING
COLLATERAL - 2.38% **
Investment Company
Delaware Investments Collateral Fund
No. 1	1,428,670	1,428,670
Total Securities Lending Collateral
(cost $1,428,670)		1,428,670

TOTAL VALUE OF SECURITIES - 101.85%
(cost $51,071,133) ■		61,177,757
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (2.38%)**		(1,428,670)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.53%		316,144
NET ASSETS - 100.00%		$60,065,231
____________________

*	Fully or partially on loan.
**	See Note 4 in “Notes” for additional information on securities lending collateral.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,368,181 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at March 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CHF	(116,946)	USD	131,771	4/1/14	$(523)
BNYM	CHF	(15,888)	USD	17,902	4/2/14	(71)
BNYM	IDR	121,140,485	USD	(10,598)	4/1/14	64
						$(530)

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)
(Unaudited)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:

ADR - American Depositary Receipt
BNYM - BNY Mellon
CHF - Swiss Franc
IDR - Indonesian Rupiah
USD - United States Dollar

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-4

(Unaudited)

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$51,858,766	$13,003,133	$(3,684,142)	$9,318,991

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2013 will expire as follows: $9,147,986 expires in 2016 and $12,723,821 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-5

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock
Canada	$4,106,264	$—	$4,106,264
China/Hong Kong	—	3,027,683	3,027,683
Denmark	—	1,232,195	1,232,195
France	—	12,843,257	12,843,257
Germany	—	3,312,671	3,312,671
Indonesia	—	687,077	687,077
Israel	2,361,948	—	2,361,948
Italy	—	2,200,486	2,200,486
Japan	—	10,211,656	10,211,656
Netherlands	—	1,447,482	1,447,482
Norway	1,164,732	—	1,164,732
Russia	1,163,085	—	1,163,085
Sweden	—	2,301,647	2,301,647
Switzerland	—	5,050,054	5,050,054
United Kingdom	—	5,991,649	5,991,649
United States	140,082	—	140,082
Securities Lending Collateral	—	1,428,670	1,428,670
Short-Term Investments	—	2,507,119	2,507,119
Total	$8,936,111	$52,241,646	$61,177,757
Foreign Currency Exchange Contracts	$—	$(530)	$(530)

As a result of utilizing international fair value pricing at March 31, 2014, a majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-6

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2014, the value of the securities on loan was $1,368,181, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2014, the value of invested collateral was $1,428,670. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 878 [3/14] 5/14 (12584)	International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY ASSET-BACKED
SECURITY - 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33 •	22,008	$24,151
Total Agency Asset-Backed Security
(cost $21,830)		24,151

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 0.79%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 2/19/30 •	19,507	22,216
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	590	676
Series 2003-52 NA 4.00% 6/25/23	97,956	103,857
Series 2003-120 BL 3.50% 12/25/18	253,845	264,327
Series 2004-49 EB 5.00% 7/25/24	21,085	23,157
Series 2005-66 FD 0.454% 7/25/35 •	385,277	384,259
Series 2005-110 MB 5.50% 9/25/35	7,339	7,897
Series 2011-88 AB 2.50% 9/25/26	176,971	181,112
Series 2011-113 MC 4.00% 12/25/40	252,131	258,298
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	27,222	30,313
Series 2931 GC 5.00% 1/15/34	61,267	63,450
Series 3016 FL 0.545% 8/15/35 •	95,435	95,753
Series 3027 DE 5.00% 9/15/25	22,319	24,375
Series 3067 FA 0.505% 11/15/35 •	1,735,989	1,734,232
Series 3173 PE 6.00% 4/15/35	843	846
Series 3232 KF 0.605% 10/15/36 •	76,456	76,679
Series 3297 BF 0.395% 4/15/37 •	606,369	603,740
Series 3416 GK 4.00% 7/15/22	15,897	16,222
Series 3737 NA 3.50% 6/15/25	131,011	137,439
Series 3780 LF 0.555% 3/15/29 •	374,602	375,260
Series 3800 AF 0.655% 2/15/41 •	3,917,504	3,935,854
Series 3803 TF 0.555% 11/15/28 •	352,316	354,521
Series 4163 CW 3.50% 4/15/40	2,494,566	2,574,586
Freddie Mac Strips
Series 19 F 1.038% 6/1/28 •	4,869	4,661
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 t	1,114	1,305
Series T-58 2A 6.50% 9/25/43 t	26,219	29,564
Total Agency Collateralized Mortgage
Obligations (cost $11,300,603)		11,304,599

AGENCY MORTGAGE-BACKED
SECURITIES - 7.29%
Fannie Mae
4.00% 9/1/20	1,763,216	1,868,108
6.50% 8/1/17	3,079	3,229
7.00% 11/15/16	333	333
Fannie Mae ARM
1.509% 8/1/37 •	296,250	319,441
1.916% 1/1/35 •	945,558	993,001
2.235% 9/1/38 •	807,180	860,122
2.274% 12/1/33 •	12,637	13,265
2.274% 3/1/38 •	4,070	4,318
2.277% 10/1/33 •	7,191	7,421
2.292% 8/1/34 •	14,837	15,828
2.295% 8/1/37 •	160,965	171,545
2.371% 9/1/35 •	188,502	199,564
2.388% 11/1/35 •	92,655	98,173
2.416% 8/1/36 •	14,076	15,116
2.417% 4/1/36 •	187,536	198,568
2.44% 11/1/35 •	2,410	2,556
2.489% 4/1/36 •	6,785	7,260
2.49% 7/1/36 •	15,985	17,311
2.515% 6/1/36 •	31,315	34,085
2.518% 7/1/36 •	17,793	19,439
2.527% 6/1/34 •	12,937	13,803
3.454% 1/1/41 •	140,498	146,623
5.142% 8/1/35 •	3,178	3,423
5.818% 8/1/37 •	81,431	87,662
Fannie Mae Relocation 30 yr
5.00% 1/1/34	15,818	17,080
Fannie Mae S.F. 15 yr
3.00% 3/1/27	140,733	144,711
3.00% 11/1/27	15,785	16,238
3.50% 11/1/27	331,978	348,486
4.00% 5/1/24	1,165,786	1,233,862
4.00% 6/1/25	1,961,670	2,076,586
4.00% 11/1/25	4,058,072	4,313,580
4.00% 4/1/27	607,731	644,242
4.00% 5/1/27	1,885,751	1,998,422
4.50% 7/1/20	149,097	158,058
4.50% 9/1/20	696,897	738,860
5.00% 9/1/18	57,501	61,152
5.00% 10/1/18	1,001	1,065
5.00% 2/1/19	1,962	2,098
5.00% 5/1/21	10,874	11,638
5.00% 9/1/25	4,051,479	4,365,780
5.50% 1/1/23	5,806	6,317
5.50% 4/1/23	16,143	17,562
6.00% 3/1/18	275,439	288,957
6.00% 8/1/22	18,070	19,803
7.00% 11/1/14	12	12
8.00% 10/1/16	2,177	2,260
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/29	15,191,000	15,604,005
3.50% 4/1/29	15,662,000	16,420,628
Fannie Mae S.F. 20 yr
4.00% 1/1/31	442,241	466,815
4.00% 2/1/31	702,441	741,435
6.00% 9/1/29	547,581	613,524

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr
4.00% 4/25/20	402,276	$418,182
4.00% 11/1/40	277,995	288,967
4.50% 3/31/21	313,497	334,655
4.50% 7/1/36	221,588	236,338
4.50% 4/1/40	259,763	277,206
4.50% 11/1/40	664,939	709,924
4.50% 3/1/41	1,377,338	1,470,198
4.50% 5/1/41	223,663	239,475
4.50% 10/1/41	771,578	822,925
4.50% 11/1/41	673,818	718,981
4.50% 9/1/43	558,232	595,656
5.00% 7/30/19	378,532	412,687
5.00% 4/1/33	230,502	252,797
5.00% 3/1/34	2,386	2,613
5.50% 3/1/35	153,880	171,018
5.50% 4/1/36	62,447	69,199
5.50% 2/1/37	4,447,479	4,910,093
5.50% 1/1/38	7,654,186	8,437,302
6.00% 11/1/34	1,004	1,117
6.00% 4/1/36	4,777	5,317
6.00% 8/1/37	558,214	621,412
6.00% 1/1/38	155,984	174,128
6.00% 10/1/38	1,188,418	1,321,502
6.00% 1/1/39	546,500	607,743
6.50% 6/1/29	755	848
6.50% 1/1/34	981	1,101
6.50% 4/1/36	1,856	2,084
6.50% 6/1/36	5,046	5,752
6.50% 10/1/36	4,509	5,083
6.50% 8/1/37	978	1,097
7.00% 12/1/34	666	753
7.00% 12/1/35	962	1,081
7.00% 4/1/37	414,622	461,362
7.00% 12/1/37	2,043	2,299
7.50% 6/1/31	7,279	8,659
7.50% 4/1/32	262	299
7.50% 5/1/33	645	656
7.50% 6/1/34	341	392
9.00% 7/1/20	6,982	7,569
10.00% 8/1/19	3,814	3,979
Fannie Mae S.F. 30 yr TBA
4.50% 5/1/44	4,625,000	4,916,954
Freddie Mac ARM
2.265% 10/1/36 •	4,391	4,726
2.349% 4/1/33 •	6,173	6,247
2.464% 4/1/34 •	2,640	2,802
2.495% 7/1/36 •	56,906	60,687
2.537% 1/1/44 •	2,921,186	2,975,799
2.635% 7/1/38 •	762,909	810,693
4.975% 8/1/38 •	14,163	14,760
5.829% 6/19/18 •	153,897	162,257
6.239% 10/1/37 •	86,489	91,302
Freddie Mac S.F. 15 yr
4.00% 8/1/25	583,166	617,594
4.00% 4/1/26	2,412,569	2,552,699
4.50% 6/1/26	375,497	401,989
5.00% 4/1/20	50,943	54,039
5.00% 12/1/22	8,487	9,004
8.00% 5/1/15	2,029	2,062
Freddie Mac S.F. 30 yr
4.00% 11/1/40	49,034	50,885
4.50% 10/1/39	916,379	977,258
4.50% 3/1/42	2,281,732	2,433,422
4.50% 10/1/43	272,335	292,027
5.50% 6/1/36	75,070	82,811
5.50% 5/1/37	654,358	722,949
5.50% 3/1/40	412,206	452,485
5.50% 8/1/40	1,506,382	1,653,578
6.00% 2/1/36	990,353	1,110,577
6.00% 8/1/38	1,819,562	2,033,679
7.00% 11/1/33	6,264	7,247
9.00% 4/1/17	445	475
Freddie Mac S.F. 30 yr TBA
5.50% 5/1/44	1,660,000	1,823,406
GNMA I S.F. 15 yr
6.00% 1/15/22	812,865	892,647
GNMA I S.F. 30 yr
7.00% 12/15/34	24,886	29,202
7.50% 1/15/32	780	950
GNMA II S.F. 30 yr
12.00% 6/20/14	39	39
12.00% 2/20/16	56	57
Total Agency Mortgage-Backed
Securities (cost $103,970,145)		104,263,127

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 1.09%
Bear Stearns Commercial Mortgage
Securities
Series 2005-PWR7 A3
5.116% 2/11/41 •	600,000	614,107
Commercial Mortgage Trust
Series 2005-C6 A5A
5.116% 6/10/44 •	717,358	748,601
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	725,000	809,145
FREMF Mortgage Trust
Series 2012-K708 B 144A
3.759% 2/25/45 #•	2,350,000	2,399,813

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6
5.396% 8/10/38 •	636,422	$637,766
Series 2005-GG4 A4A
4.751% 7/10/39	1,625,903	1,671,604
Goldman Sachs Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	915,000	977,215
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	945,000	947,218
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,251,000	1,365,614
Merrill Lynch Mortgage Trust
Series 2004-BPC1 A5
4.855% 10/12/41 •	3,326,248	3,356,370
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A
4.989% 8/13/42	1,205,000	1,248,069
Series 2005-HQ7 AJ
5.208% 11/14/42 •	500,000	523,380
Series 2007-T27 A4
5.648% 6/11/42 •	270,000	302,169
Total Commercial Mortgage-Backed
Securities (cost $15,377,130)		15,601,071

CONVERTIBLE BOND - 0.26%
L-3 Communications Holdings 3.00%
exercise price $89.08, expiration date
8/1/35	2,765,000	3,694,731
Total Convertible Bond
(cost $2,714,391)		3,694,731

CORPORATE BONDS - 49.77%
Banking - 8.98%
Abbey National Treasury Services
3.05% 8/23/18	2,425,000	2,499,258
Bank of America
2.00% 1/11/18	1,135,000	1,133,898
2.65% 4/1/19	2,290,000	2,299,978
4.00% 4/1/24	5,825,000	5,830,039
Bank of Montreal 2.375% 1/25/19	5,410,000	5,441,448
Bank of New York Mellon
1.969% 6/20/17 ϕ	1,830,000	1,868,176
BB&T 5.20% 12/23/15	1,670,000	1,790,480
BBVA U.S. Senior 4.664% 10/9/15	1,420,000	1,491,835
Branch Banking & Trust
0.553% 9/13/16 •	4,500,000	4,476,168
2.85% 4/1/21	1,400,000	1,382,490
Comerica 3.00% 9/16/15	2,185,000	2,258,313
Fifth Third Bancorp 4.30% 1/16/24	2,110,000	2,143,374
Goldman Sachs Group 4.00% 3/3/24	2,780,000	2,773,297
JPMorgan Chase
3.45% 3/1/16	7,105,000	7,444,015
3.875% 2/1/24	780,000	788,598
6.75% 1/29/49 •	3,030,000	3,204,225
JPMorgan Chase Bank
0.563% 6/13/16 •	605,000	602,227
KeyBank 5.45% 3/3/16	1,780,000	1,930,175
Lloyds Bank 2.30% 11/27/18	7,500,000	7,500,795
Morgan Stanley
2.50% 1/24/19	3,980,000	3,973,385
4.10% 5/22/23	3,215,000	3,188,418
5.00% 11/24/25	3,240,000	3,341,049
PNC Bank 2.20% 1/28/19	10,875,000	10,851,869
Rabobank 2.25% 1/14/19	8,455,000	8,440,965
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,457,010
4.625% 4/19/16	795,000	848,481
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,393,802
SunTrust Bank 0.526% 8/24/15 •	585,000	583,536
SunTrust Banks
2.35% 11/1/18	1,830,000	1,832,630
3.60% 4/15/16	1,505,000	1,583,404
Swedbank 144A 2.375% 2/27/19 #	3,000,000	2,990,685
Union Bank 2.625% 9/26/18	4,075,000	4,156,427
US Bancorp
3.15% 3/4/15	750,000	769,538
4.20% 5/15/14	1,860,000	1,868,491
USB Capital IX 3.50% 10/29/49 •	2,220,000	1,875,900
USB Realty 144A 1.386% 12/29/49 #•	200,000	186,000
Wachovia 0.609% 10/15/16 •	10,000	9,969
Wells Fargo
2.15% 1/15/19	8,730,000	8,719,419
2.625% 12/15/16	1,450,000	1,512,006
Wells Fargo Bank 0.446% 5/16/16 •	545,000	542,687
Zions Bancorp
4.50% 3/27/17	1,695,000	1,810,826
4.50% 6/13/23	2,195,000	2,194,969
7.75% 9/23/14	475,000	489,668
		128,479,923
Basic Industry - 2.09%
Barrick Gold 4.10% 5/1/23	2,700,000	2,566,088
BHP Billiton Finance USA
1.875% 11/21/16	6,860,000	7,016,477
CF Industries 6.875% 5/1/18	4,740,000	5,529,769
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,655,476
International Paper 7.50% 8/15/21	2,000,000	2,519,954
Lubrizol 5.50% 10/1/14	790,000	809,063
Mosaic 4.25% 11/15/23	3,015,000	3,098,983

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
Plains Exploration & Production
6.50% 11/15/20	2,065,000	$2,284,406
Rock-Tenn
3.50% 3/1/20	1,835,000	1,863,753
4.45% 3/1/19	1,510,000	1,619,493
		29,963,462
Brokerage - 0.65%
Jefferies Group
5.125% 1/20/23	3,115,000	3,279,718
5.875% 6/8/14	820,000	828,203
Lazard Group
4.25% 11/14/20	4,205,000	4,362,822
6.85% 6/15/17	733,000	833,981
		9,304,724
Capital Goods - 2.23%
Caterpillar 1.50% 6/26/17	3,665,000	3,670,292
Caterpillar Financial Services
2.45% 9/6/18	6,430,000	6,550,119
Crane 2.75% 12/15/18	2,530,000	2,540,330
Ingersoll-Rand Global Holding 144A
2.875% 1/15/19 #	6,365,000	6,353,123
John Deere Capital 1.70% 1/15/20	2,255,000	2,162,340
United Technologies 1.80% 6/1/17	4,425,000	4,502,407
URS 3.85% 4/1/17	3,585,000	3,712,888
Waste Management 2.60% 9/1/16	2,365,000	2,450,601
		31,942,100
Communications - 3.58%
American Tower Trust I 144A
1.551% 3/15/43 #	3,090,000	3,022,582
AT&T 2.30% 3/11/19	5,740,000	5,716,948
Comcast 3.60% 3/1/24	4,185,000	4,216,387
COX Communications 144A
5.875% 12/1/16 #	1,550,000	1,729,450
Crown Castle Towers 144A
3.214% 8/15/15 #	795,000	809,568
Discovery Communications
3.70% 6/1/15	2,650,000	2,742,538
Interpublic Group 2.25% 11/15/17	1,155,000	1,166,877
Rogers Communications
7.50% 3/15/15	1,262,000	1,345,137
SBA Tower Trust 144A 2.24% 4/16/18 #	1,660,000	1,631,748
SES 144A 3.60% 4/4/23 #	3,175,000	3,085,671
SES Global Americas Holdings 144A
2.50% 3/25/19 #	5,555,000	5,527,525
Telefonica Emisiones 4.57% 4/27/23	2,525,000	2,588,186
Time Warner Cable
5.85% 5/1/17	4,205,000	4,730,936
7.50% 4/1/14	1,420,000	1,420,000
Verizon Communications
4.15% 3/15/24	2,170,000	2,209,082
4.50% 9/15/20	3,640,000	3,958,758
5.15% 9/15/23	2,830,000	3,102,772
Virgin Media Secured Finance
6.50% 1/15/18	2,200,000	2,282,500
		51,286,665
Consumer Cyclical - 7.17%
American Honda Finance 144A
1.60% 2/16/18 #	4,665,000	4,620,487
Carnival 1.20% 2/5/16	5,925,000	5,963,275
CVS Caremark 2.25% 12/5/18	11,000,000	11,020,702
Daimler Finance North America 144A
1.875% 1/11/18 #	5,550,000	5,531,557
eBay 1.35% 7/15/17	675,000	675,345
Ford Motor Credit
4.25% 2/3/17	1,200,000	1,289,320
5.00% 5/15/18	4,285,000	4,733,909
General Motors 144A 3.50% 10/2/18 #	1,960,000	2,006,550
Historic TW 6.875% 6/15/18	1,340,000	1,589,563
Home Depot 2.25% 9/10/18	7,355,000	7,444,657
Host Hotels & Resorts 3.75% 10/15/23	1,740,000	1,688,390
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	262,112
144A 2.55% 2/6/19 #	3,000,000	3,001,782
144A 4.00% 6/8/17 #	1,445,000	1,541,710
International Game Technology
5.35% 10/15/23	4,425,000	4,739,396
Lowe’s 1.625% 4/15/17	5,440,000	5,514,136
Marriott International 3.375% 10/15/20	1,720,000	1,736,404
QVC
144A 3.125% 4/1/19 #	1,850,000	1,840,521
144A 4.85% 4/1/24 #	2,140,000	2,172,207
Time Warner
3.15% 7/15/15	2,200,000	2,272,890
5.875% 11/15/16	2,145,000	2,405,182
Toyota Motor Credit 2.00% 10/24/18	6,300,000	6,295,458
Viacom
2.50% 12/15/16	4,960,000	5,143,510
2.50% 9/1/18	5,875,000	5,947,039
Walgreen 1.80% 9/15/17	7,175,000	7,229,257
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,001,055
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,958,939
		102,625,353
Consumer Non-Cyclical - 6.70%
Allergan 1.35% 3/15/18	1,670,000	1,634,795
Anheuser-Busch InBev Finance
2.15% 2/1/19	8,715,000	8,716,264
Baxter International 1.85% 6/15/18	3,045,000	3,030,731
Boston Scientific
2.65% 10/1/18	2,515,000	2,536,654
6.00% 1/15/20	1,805,000	2,074,275

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
CareFusion 6.375% 8/1/19	3,550,000	$4,057,426
Celgene 2.30% 8/15/18	6,055,000	6,065,814
Coca-Cola Femsa 2.375% 11/26/18	2,350,000	2,353,525
Express Scripts Holding
3.50% 11/15/16	3,660,000	3,877,631
Ingredion 1.80% 9/25/17	2,460,000	2,414,753
Korea Expressway 144A
1.875% 10/22/17 #	1,855,000	1,862,485
Kraft Foods Group 2.25% 6/5/17	5,115,000	5,247,172
Kroger
0.804% 10/17/16 •	7,080,000	7,093,459
3.30% 1/15/21	2,125,000	2,126,252
Mattel 1.70% 3/15/18	4,085,000	4,026,944
McKesson 2.284% 3/15/19	10,820,000	10,743,384
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,286,390
Mylan 2.60% 6/24/18	5,400,000	5,445,970
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,164,319
Pernod-Ricard
144A 2.95% 1/15/17 #	3,560,000	3,691,866
144A 5.75% 4/7/21 #	3,320,000	3,774,359
Quest Diagnostics 2.70% 4/1/19	2,000,000	1,999,366
Thermo Fisher Scientific 2.40% 2/1/19	7,205,000	7,183,003
Yale University 2.90% 10/15/14	552,000	559,318
		95,966,155
Electric - 4.77%
American Electric Power
1.65% 12/15/17	2,770,000	2,754,787
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,873,452
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,297,002
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,001,257
Electricite de France
144A 2.15% 1/22/19 #	5,915,000	5,891,736
144A 5.25% 1/29/49 #•	2,705,000	2,715,820
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	1,980,176
Kansas City Power & Light
6.375% 3/1/18	3,715,000	4,277,072
MidAmerican Energy Holdings 144A
2.00% 11/15/18 #	7,030,000	6,936,065
National Rural Utilities Cooperative
Finance 2.15% 2/1/19	9,170,000	9,146,259
NextEra Energy Capital Holdings
2.70% 9/15/19	11,210,000	11,178,018
NV Energy 6.25% 11/15/20	2,580,000	3,016,201
PPL Capital Funding 1.90% 6/1/18	3,320,000	3,269,300
Southern 2.45% 9/1/18	7,765,000	7,883,284
		68,220,429
Energy - 3.28%
Apache 1.75% 4/15/17	1,685,000	1,702,258
BG Energy Capital 144A
2.875% 10/15/16 #	3,535,000	3,682,745
Continental Resources 4.50% 4/15/23	5,745,000	5,960,713
EOG Resources 2.45% 4/1/20	4,170,000	4,159,225
Husky Energy 4.00% 4/15/24	2,250,000	2,292,908
Noble Holding International
3.05% 3/1/16	6,710,000	6,936,691
Petroleos Mexicanos 144A
3.125% 1/23/19 #	1,710,000	1,755,315
Schlumberger Investment 144A
1.95% 9/14/16 #	2,875,000	2,945,429
Schlumberger Norge 144A
1.95% 9/14/16 #	3,675,000	3,765,026
Shell International Finance
2.00% 11/15/18	6,395,000	6,421,245
3.10% 6/28/15	980,000	1,012,641
Statoil 2.90% 11/8/20	5,095,000	5,147,963
Woodside Finance 144A
4.50% 11/10/14 #	1,100,000	1,125,288
		46,907,447
Finance Companies - 1.06%
CDP Financial 144A 3.00% 11/25/14 #	2,065,000	2,100,568
General Electric Capital
0.493% 9/15/14 •	1,390,000	1,391,908
144A 3.80% 6/18/19 #	1,355,000	1,436,639
4.375% 9/16/20	4,265,000	4,638,891
6.00% 8/7/19	3,785,000	4,448,616
7.125% 12/29/49 •	1,000,000	1,141,805
		15,158,427
Insurance - 2.22%
AIA Group 144A 2.25% 3/11/19 #	5,420,000	5,363,773
American International Group
6.40% 12/15/20	1,940,000	2,314,624
8.25% 8/15/18	2,935,000	3,675,680
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,553,120
Chubb 6.375% 3/29/67 •	1,190,000	1,326,850
ING U.S. 2.90% 2/15/18	4,720,000	4,840,605
Metlife 1.756% 12/15/17	3,605,000	3,638,952
Metropolitan Life Global Funding I
144A 1.875% 6/22/18 #	1,435,000	1,419,918
144A 3.125% 1/11/16 #	2,965,000	3,089,521
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	897,235
Principal Financial Group
1.85% 11/15/17	3,665,000	3,678,550
Prudential Financial 3.875% 1/14/15	30,000	30,779
		31,829,607
Natural Gas - 1.77%
El Paso Pipeline Partners Operating
6.50% 4/1/20	3,840,000	4,414,429
Energy Transfer Partners
8.50% 4/15/14	93,000	93,244

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Natural Gas (continued)
EnLink Midstream Partners
4.40% 4/1/24	925,000	$944,920
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,602,823
Kinder Morgan Energy Partners
3.50% 9/1/23	3,030,000	2,866,571
4.15% 2/1/24	1,320,000	1,314,731
Sempra Energy 2.30% 4/1/17	3,460,000	3,540,359
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,385,000	2,271,622
4.25% 4/1/24	1,280,000	1,277,107
TransCanada PipeLines
3.40% 6/1/15	1,480,000	1,528,831
6.35% 5/15/67 •	35,000	36,348
Williams Partners 7.25% 2/1/17	3,821,000	4,401,204
		25,292,189
Real Estate - 0.66%
CubeSmart 4.375% 12/15/23	905,000	913,779
Health Care REIT 3.625% 3/15/16	2,490,000	2,616,146
Simon Property Group 2.80% 1/30/17	5,650,000	5,892,639
		9,422,564
Technology - 3.46%
Apple 1.00% 5/3/18	6,440,000	6,248,816
Broadridge Financial Solutions
3.95% 9/1/20	1,730,000	1,760,227
Cisco Systems 2.90% 3/4/21	4,185,000	4,189,281
Corning 1.45% 11/15/17	2,730,000	2,677,486
EMC 2.65% 6/1/20	4,910,000	4,894,254
Fidelity National Information Services
3.50% 4/15/23	2,585,000	2,461,455
Google 3.375% 2/25/24	2,105,000	2,112,988
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,911,774
3.30% 12/9/16	1,565,000	1,647,044
International Business Machines
1.25% 2/6/17	6,800,000	6,839,120
1.625% 5/15/20	1,450,000	1,373,953
National Semiconductor 6.60% 6/15/17	925,000	1,075,495
NetApp
2.00% 12/15/17	1,900,000	1,921,440
3.25% 12/15/22	1,255,000	1,173,223
Seagate HDD Cayman
144A 3.75% 11/15/18 #	985,000	1,017,013
144A 4.75% 6/1/23 #	1,365,000	1,354,763
Total System Services
2.375% 6/1/18	440,000	434,288
3.75% 6/1/23	930,000	884,824
Xerox
1.056% 5/16/14 •	1,410,000	1,411,165
5.625% 12/15/19	1,360,000	1,542,916
6.35% 5/15/18	2,250,000	2,602,400
		49,533,925
Transportation - 1.15%
CSX 5.60% 5/1/17	950,000	1,064,462
ERAC USA Finance 144A
1.40% 4/15/16 #	4,160,000	4,182,922
Hunt (J.B.) Transport Services
2.40% 3/15/19	1,035,000	1,027,499
Norfolk Southern 3.85% 1/15/24	1,920,000	1,953,744
Penske Truck Leasing 144A
3.75% 5/11/17 #	630,000	669,216
Union Pacific 2.25% 2/15/19	4,850,000	4,855,083
United Parcel Service 5.125% 4/1/19	2,415,000	2,740,536
		16,493,462
Total Corporate Bonds
(cost $706,604,834)		712,426,432

MUNICIPAL BOND - 0.11%
Railsplitter Tobacco Settlement
Authority, Illinois
5.00% 6/1/15	1,475,000	1,547,688
Total Municipal Bond
(cost $1,497,955)		1,547,688

NON-AGENCY ASSET-BACKED
SECURITIES - 34.52%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,000,000	1,100,135
AEP Texas Central Transition Funding III
Series 2012-1 A2 1.976% 6/1/21	670,000	663,053
Ally Master Owner Trust
Series 2012-3 A1 0.855% 6/15/17 •	6,500,000	6,527,775
Series 2013-2 A 0.605% 4/15/18 •	5,300,000	5,310,923
Series 2014-1 A1 0.625% 1/15/19 •	8,000,000	8,011,272
Series 2014-2 A 0.526% 1/16/18 •	7,000,000	7,000,000
American Express Credit Account Master
Trust
Series 2011-1 B 0.855% 4/17/17 •	3,100,000	3,106,126
Series 2012-4 A 0.395% 5/15/20 •	4,627,000	4,617,427
Series 2013-1 A 0.575% 2/16/21 •	9,730,000	9,772,442
Series 2013-3 A 0.98% 5/15/19	5,200,000	5,191,529
Ameriquest Mortgage Securities
Asset-Backed Pass Through
Certificates
Series 2003-11 AF6
5.544% 12/25/33 tϕ	19,049	19,840
ARI Fleet Lease Trust
Series 2012-A A 144A
0.705% 3/15/20 #•	1,469,651	1,472,277

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
ARI Fleet Lease Trust
Series 2012-B A 144A
0.455% 1/15/21 #•	2,910,828	$2,907,527
Bank of America Credit Card Trust
Series 2007-A4 A4
0.195% 11/15/19 •	2,150,000	2,127,752
Barclays Dryrock Issuance Trust
Series 2014-1 A 0.53% 12/16/19 •	2,650,000	2,651,537
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A
0.555% 9/15/17 #•	7,500,000	7,520,340
Cabela’s Master Credit Card Trust
Series 2010-2A A2 144A
0.855% 9/17/18 #•	2,295,000	2,309,222
Series 2012-1A A2 144A
0.685% 2/18/20 #•	7,930,000	7,991,576
Series 2012-2A A2 144A
0.635% 6/15/20 #•	13,065,000	13,149,452
Series 2014-1 A 0.504% 3/16/20 •	8,000,000	8,000,664
California Republic Auto Receivables
Trust
Series 2013-2 A2 1.23% 3/15/19	2,955,000	2,961,037
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11
0.245% 6/17/19 •	3,000,000	2,988,024
Series 2007-A1 A1
0.205% 11/15/19 •	8,080,000	8,026,931
Series 2007-A5 A5 0.195% 7/15/20 •	5,250,000	5,205,191
Series 2007-A7 A7 5.75% 7/15/20	545,000	622,356
Series 2013-A2 A2 0.335% 2/15/19 •	8,600,000	8,598,968
Series 2013-A3 A3 0.96% 9/16/19	6,125,000	6,102,178
Chase Issuance Trust
Series 2007-A8 A 0.175% 3/15/17 •	2,250,000	2,247,379
Series 2007-B1 B1 0.405% 4/15/19 •	6,000,000	5,950,026
Series 2012-A2 A2 0.425% 5/15/19 •	12,000,000	12,007,860
Series 2012-A6 A 0.285% 8/15/17 •	7,850,000	7,848,461
Series 2012-A9 A9
0.305% 10/16/17 •	5,300,000	5,301,155
Series 2012-A10 A10
0.415% 12/16/19 •	3,815,000	3,811,780
Series 2013-A3 A3 0.435% 4/15/20 •	9,910,000	9,877,822
Series 2013-A4 A4 0.255% 5/15/17 •	7,938,000	7,932,586
Series 2013-A9 A 0.575% 11/16/20 •	6,000,000	6,011,124
Chesapeake Funding
Series 2012-1A A 144A
0.906% 11/7/23 #•	3,695,194	3,709,181
Series 2012-2A A 144A
0.606% 5/7/24 #•	3,412,707	3,417,861
Series 2014-1A A 144A
0.576% 3/7/26 #•	5,500,000	5,502,090
Citibank Credit Card Issuance Trust
Series 2012-A1 A1 0.55% 10/10/17	3,349,000	3,349,449
Series 2013-A11 A11
0.396% 2/7/18 •	1,500,000	1,501,833
Series 2013-A2 A2 0.435% 5/26/20 •	4,880,000	4,877,214
Series 2014-A2 A2 1.02% 2/22/19	5,000,000	4,974,655
Citibank Omni Master Trust
Series 2009-A14A A14 144A
2.905% 8/15/18 #•	6,075,000	6,134,134
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	88,496	91,005
Discover Card Execution Note Trust
Series 2011-A4 A4 0.505% 5/15/19 •	1,000,000	1,003,981
Series 2012-A1 A1 0.81% 8/15/17	570,000	571,990
Series 2012-A4 A4
0.525% 11/15/19 •	13,135,000	13,200,386
Series 2012-A5 A5 0.355% 1/16/18 •	8,248,000	8,253,386
Series 2013-A1 A1 0.455% 8/17/20 •	8,925,000	8,929,177
Series 2013-A3 A3
0.335% 10/15/18 •	9,720,000	9,716,549
Series 2013-A5 A5 1.04% 4/15/19	5,250,000	5,255,581
Series 2013-A6 A6 0.605% 4/15/21 •	7,100,000	7,130,232
Series 2014-A1 A1 0.585% 7/15/21 •	7,340,000	7,357,792
Enterprise Fleet Financing
Series 2013-2 A2 144A
1.06% 3/20/19 #	3,590,000	3,601,466
Series 2014-1 A2 144A
0.87% 9/20/19 #	3,000,000	2,997,468
Ford Credit Floorplan Master Owner
Trust A
Series 2013-1 A2 0.535% 1/15/18 •	4,750,000	4,756,194
Series 2013-3 A2 0.455% 6/15/17 •	2,000,000	2,000,806
Series 2014-1 A2 0.555% 2/15/19 •	2,970,000	2,970,413
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.907% 4/22/19 •	16,930,000	17,096,913
Series 2012-4 A 0.597% 10/20/17 •	4,955,000	4,967,075
Series 2013-1 A 0.557% 4/20/18 •	10,440,000	10,468,136
GE Equipment Midticket
Series 2013-1 A3 0.95% 3/22/17	2,445,000	2,450,990
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	6,780,000	6,783,892
Golden Credit Card Trust
Series 2012-3A A 144A
0.605% 7/17/17 #•	11,925,000	11,949,613
Series 2012-5A A 144A
0.79% 9/15/17 #	565,000	565,810
Series 2013-1A A 144A
0.405% 2/15/18 #•	7,850,000	7,852,983
Series 2013-2A A 144A
0.585% 9/15/18 #•	6,850,000	6,872,105

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
Golden Credit Card Trust
Series 2014-2A A 144A
0.685% 3/15/21 #•	7,490,000	$7,489,999
Gracechurch Card Funding
Series 2012-1A A1 144A
0.855% 2/15/17 #•	8,640,000	8,678,033
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	6,975,000	6,960,087
Hertz Fleet Lease Funding
Series 2014-1 A 144A
0.572% 4/10/28 #•	5,000,000	5,000,000
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	1,530,000	1,527,827
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A
1.06% 11/15/17 #	6,000,000	6,042,012
Master Credit Card Trust II
Series 2012-2A A 144A
0.78% 4/21/17 #	3,700,000	3,705,284
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	3,647	3,654
Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A
0.425% 11/15/16 #•	3,450,000	3,451,104
Motor
Series 2013-1A A1 144A
0.654% 2/25/21 #•	4,203,333	4,208,432
Navistar Financial Dealer Note Master
Trust
Series 2013-2 A 144A
0.834% 9/25/18 #•	6,000,000	6,020,718
Navistar Financial Owner Trust
Series 2012-A A2 144A
0.85% 3/18/15 #	66,629	66,644
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,590,000	2,593,675
Nissan Master Owner Trust Receivables
Series 2012-A A 0.625% 5/15/17 •	7,677,000	7,698,634
Series 2013-A A 0.455% 2/15/18 •	8,995,000	9,003,545
PFS Financing
Series 2013-AA A 144A
0.705% 2/15/18 #•	5,480,000	5,483,113
Series 2014-AA A 144A
0.755% 2/15/19 #•	6,000,000	6,005,688
Residential Asset Securities
Series 2006-KS3 AI3
0.324% 4/25/36 •	12,235	12,181
Trade MAPS 1
Series 2013-1A A 144A
0.854% 12/10/18 #•	7,750,000	7,774,180
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.555% 10/15/15 #•	1,977,000	1,999,550
Volkswagen Auto Lease Trust 2014-A
Series 2014-A A2B
0.367% 10/20/16 •	4,000,000	4,000,196
Volkswagen Credit Auto Master Owner
Trust
Series 2011-1A Note 144A
0.837% 9/20/16 #•	11,640,000	11,702,809
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	2,000,000	1,995,736
World Financial Network Credit Card
Master Trust
Series 2014-A A 0.535% 12/15/19 •	7,500,000	7,501,043
Total Non-Agency Asset-Backed
Securities
(cost $493,754,692)		494,178,251

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 0.12%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	30,958	31,675
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	38,131	39,434
Series 2005-6 7A1 5.50% 7/25/20	32,653	33,319
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1
2.803% 5/25/33 t•	6,489	6,591
Series 2003-46 1A1
2.61% 1/19/34 t•	6,543	6,628
Fannie Mae Connecticut Avenue
Securities
Series 2013-C01 M1
2.154% 10/25/23 •	1,537,252	1,565,829
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #•	9,578	10,060
MASTR ARM Trust
Series 2003-6 1A2
2.825% 12/25/33 •	5,874	5,840
Series 2005-6 7A1 5.193% 6/25/35 •	24,281	22,913

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2
5.00% 10/25/18 t	13,388	$13,754
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,693,283)		1,736,043

U.S. TREASURY
OBLIGATIONS - 0.62%
U.S. Treasury Notes
0.375% 1/31/16 ∞	7,175,000	7,177,805
1.50% 2/28/19	840,000	831,666
1.625% 3/31/19	925,000	920,339
Total U.S. Treasury Obligations
(cost $8,928,997)		8,929,810

SHORT-TERM INVESTMENTS - 7.91%
Discount Note - 1.11% ≠
Federal Home Loan Bank 0.05%
4/23/14	15,831,607	15,831,417
		15,831,417
Repurchase Agreements - 1.83%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $15,622,280 (collateralized by
U.S. government obligations 0.00% -
1.00% 2/28/17 - 11/15/27; market
value $15,934,722)	15,622,271	15,622,271
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $5,207,430 (collateralized by
U.S. government obligations 1.25% -
2.125% 10/31/18 - 1/31/21; market
value $5,311,573)	5,207,424	5,207,424
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $5,292,312 (collateralized by
U.S. government obligations 0.50%
6/15/16; market value $5,398,155)	5,292,305	5,292,305
		26,122,000
U.S. Treasury Obligations - 4.97% ≠
U.S. Treasury Bills
0.02% 4/17/14	17,147,449	17,147,278
0.04% 4/24/14	41,971,478	41,970,765
0.093% 11/13/14	12,076,250	12,071,516
		71,189,559
Total Short-Term Investments
(cost $113,139,585)		113,142,976

TOTAL VALUE OF SECURITIES - 102.48%
(cost $1,459,003,445)		1,466,848,879
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (2.48%)		(35,439,138)
NET ASSETS - 100.00%		$1,431,409,741
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $296,274,469, which represents 20.70% of the Fund’s net assets. See Note 5 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2014.

The following futures contracts were outstanding at March 31, 2014:1

Futures Contract

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(1,500) U.S. Treasury 10 yr Notes	$(185,556,302)	$(185,250,000)	7/1/14	$306,302

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)
(Unaudited)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MASTR - Mortgage Asset Securitization Transactions, Inc.
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
S.F. - Single Family
TBA - To be announced
yr - Year

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust–Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

To Be Announced Trades (TBA) — The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-11

(Unaudited)

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$1,459,192,692	$12,427,068	$(4,770,881)	$7,656,187

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$627,107,242	$627,107,242
Corporate Debt	—	716,121,163	716,121,163
Municipal Bond	—	1,547,688	1,547,688
Short-Term Investments	—	113,142,976	113,142,976
U.S. Treasury Obligations	—	8,929,810	8,929,810
Total	$—	$1,466,848,879	$1,466,848,879
Futures Contracts	$306,302	$—	$306,302

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-12

(Unaudited)

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the period ended March 31, 2014, the Series had no securities out on loan.

5. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-13

(Unaudited)

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2014, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 862 [3/14] 5/14 (12586)	Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 97.47%
Diversified REITs - 4.82%
Cousins Properties	328,925	$3,772,770
Lexington Realty Trust	267,438	2,917,749
Vornado Realty Trust	143,268	14,120,494
		20,811,013
Healthcare REITs - 7.88%
HCP	210,875	8,179,841
Health Care REIT	92,725	5,526,410
Healthcare Realty Trust	206,687	4,991,491
Healthcare Trust of America Class A	423,281	4,821,171
Sabra Health Care REIT	115,734	3,227,821
Ventas	120,774	7,314,305
		34,061,039
Hotel REITs - 7.57%
DiamondRock Hospitality	261,075	3,067,631
Host Hotels & Resorts	790,718	16,004,132
Pebblebrook Hotel Trust	112,736	3,807,095
RLJ Lodging Trust	166,000	4,438,840
Strategic Hotels & Resorts †	527,515	5,375,378
		32,693,076
Industrial REITs - 6.28%
First Industrial Realty Trust	397,604	7,681,709
First Potomac Realty Trust	145,830	1,884,124
Prologis	429,652	17,542,691
		27,108,524
Mall REITs - 16.62%
General Growth Properties	591,321	13,009,062
Macerich	135,944	8,473,390
Simon Property Group	262,453	43,042,292
Taubman Centers	102,600	7,263,054
		71,787,798
Manufactured Housing REIT - 0.84%
Equity Lifestyle Properties	89,403	3,634,232
		3,634,232
Multifamily REITs - 17.85%
American Campus Communities	142,700	5,329,845
Apartment Investment & Management	189,150	5,716,113
AvalonBay Communities	135,414	17,782,566
Camden Property Trust	72,846	4,905,450
Equity Residential	316,425	18,349,486
Essex Property Trust	63,745	10,839,837
Post Properties	113,875	5,591,263
UDR	333,250	8,607,847
		77,122,407
Office REITs - 13.88%
Boston Properties	183,590	21,026,563
Brandywine Realty Trust	327,246	4,731,977
Corporate Office Properties Trust	163,625	4,358,970
Douglas Emmett	327,175	8,879,529
Highwoods Properties	96,774	3,717,089
Kilroy Realty	79,850	4,695,252
SL Green Realty	124,663	12,543,591
		59,952,971
Office/Industrial REITs - 4.07%
Duke Realty	555,375	9,374,730
Liberty Property Trust	91,631	3,386,682
PS Business Parks	57,490	4,807,314
		17,568,726
Self-Storage REITs - 4.11%
Extra Space Storage	72,336	3,509,019
Public Storage	84,607	14,255,433
		17,764,452
Shopping Center REITs - 9.49%
DDR	573,457	9,450,571
Equity One	76,525	1,709,569
Federal Realty Investment Trust	34,314	3,936,502
Kimco Realty	341,694	7,476,265
Ramco-Gershenson Properties Trust	246,350	4,015,505
Regency Centers	150,464	7,682,692
Tanger Factory Outlet Centers	192,575	6,740,125
		41,011,229
Single Tenant REITs - 2.67%
National Retail Properties	154,822	5,313,491
Spirit Realty Capital	565,500	6,209,190
		11,522,681
Specialty REIT - 1.39%
EPR Properties	112,602	6,011,821
		6,011,821
Total Common Stock
(cost $383,536,121)		421,049,969

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 2.76%
Discount Note - 0.53% ≠
Federal Home Loan Bank 0.05%
4/23/14	2,273,974	2,273,946
		2,273,946
Repurchase Agreements - 1.37%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $3,541,656 (collateralized by
U.S. government obligations 0.00% -
1.00% 2/28/17 - 11/15/27; market
value $3,612,488)	3,541,654	3,541,654

NQ-VIP- 880 [3/14] 5/14 (12580)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $1,180,553 (collateralized by
U.S. government obligations 1.25% -
2.125% 10/31/18 - 1/31/21; market
value $1,204,163)	1,180,552	$1,180,552
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $1,199,796 (collateralized by
U.S. government obligation 0.50%
6/15/16; market value $1,223,791)	1,199,794	1,199,794
		5,922,000
U.S. Treasury Obligations - 0.86% ≠
U.S. Treasury Bills
0.02% 4/17/14	2,584,381	2,584,356
0.065% 4/24/14	1,117,635	1,117,616
		3,701,972
Total Short-Term Investments
(cost $11,897,851)		11,897,918

TOTAL VALUE OF SECURITIES - 100.23%
(cost $395,433,972)		432,947,887
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.23%)		(986,152)
NET ASSETS - 100.00%		$431,961,735
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT - Real Estate Investment Trust

NQ-VIP- 880 [3/14] 5/14 (12580)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$406,150,502	$38,067,459	$(11,270,074)	$26,797,385

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2013 will expire as follows: $39,196,229 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-VIP- 880 [3/14] 5/14 (12580)	REIT Series-3

(Unaudited)

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$421,049,969	$—	$421,049,969
Short-Term Investments	—	11,897,918	11,897,918
Total	$421,049,969	$11,897,918	$432,947,887

During the period ended March 31, 2014 , there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the period ended March 31, 2014, the Series had no securities out on loan.

NQ-VIP- 880 [3/14] 5/14 (12580)	REIT Series-4

(Unaudited)

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 880 [3/14] 5/14 (12580)	REIT Series-5

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK - 98.72%
Basic Industry - 9.89%
Albemarle	184,900	$12,281,058
Berry Plastics Group †	524,100	12,132,915
Chemtura †	778,100	19,678,149
Cytec Industries	143,700	14,026,557
Fuller (H.B.)	381,700	18,428,476
Glatfelter	360,700	9,818,254
Kaiser Aluminum	196,100	14,005,462
Olin	273,500	7,551,335
		107,922,206
Business Services - 1.14%
Brink’s	194,800	5,561,540
United Stationers	168,300	6,912,081
		12,473,621
Capital Spending - 10.90%
Actuant Class A	269,600	9,206,840
Altra Holdings @	359,500	12,834,150
EnPro Industries †	115,100	8,364,317
H&E Equipment Services †	148,100	5,990,645
ITT	503,600	21,533,936
MasTec †	171,900	7,467,336
Primoris Services	228,635	6,854,477
Regal-Beloit	158,800	11,546,348
Thermon Group Holdings †	268,100	6,214,558
United Rentals †	305,100	28,966,194
		118,978,801
Consumer Cyclical - 4.02%
Barnes Group	243,800	9,378,986
Dana Holdings	510,500	11,879,335
Knoll	323,100	5,877,189
Meritage Homes †	243,800	10,210,344
Standard Motor Products	182,101	6,513,753
		43,859,607
Consumer Services - 9.16%
Asbury Automotive Group †	119,900	6,631,669
Brinker International	132,400	6,944,380
Cato Class A @	322,500	8,720,400
Cheesecake Factory	204,100	9,721,283
Finish Line Class A	228,500	6,190,065
Genesco †	121,200	9,037,884
Guess	130,100	3,590,760
Hanesbrands	145,400	11,120,192
Madden (Steven) †	231,300	8,322,174
Meredith	190,900	8,863,487
Pier 1 Imports	351,400	6,634,432
Stage Stores	245,225	5,995,751
Texas Roadhouse	314,200	8,194,336
		99,966,813
Consumer Staples - 0.56%
Pinnacle Foods	204,200	6,097,412
		6,097,412
Energy - 8.67%
Helix Energy Solutions Group †	752,700	17,297,046
Jones Energy Class A †	203,100	3,074,934
Patterson-UTI Energy	556,500	17,629,920
Southwest Gas	235,900	12,608,855
Stone Energy †	374,737	15,727,712
Whiting Petroleum †	407,200	28,255,608
		94,594,075
Financial Services - 21.69%
Bank of Hawaii	266,000	16,122,260
Boston Private Financial Holdings	674,500	9,125,985
Community Bank System @	372,300	14,527,146
CVB Financial	248,500	3,951,150
East West Bancorp	760,236	27,748,614
First Financial Bancorp	542,700	9,757,746
First Midwest Bancorp	479,400	8,188,152
Hancock Holding	490,800	17,987,820
Independent Bank	297,800	11,724,386
Infinity Property & Casualty @	160,900	10,881,667
Main Street Capital	237,200	7,794,392
NBT Bancorp @	457,100	11,180,666
Platinum Underwriters Holdings	280,500	16,858,050
ProAssurance	238,700	10,629,311
S&T Bancorp @	231,142	5,478,065
Selective Insurance Group @	531,000	12,382,920
StanCorp Financial Group	94,500	6,312,600
Susquehanna Bancshares	292,646	3,333,238
Validus Holdings	220,321	8,308,305
Webster Financial	486,030	15,096,092
WesBanco @	293,600	9,345,288
		236,733,853
Healthcare - 6.07%
Cooper	53,700	7,376,232
Haemonetics †	166,400	5,422,976
Owens & Minor	225,550	7,901,017
Service International	588,800	11,705,344
STERIS	264,100	12,610,775
Teleflex	107,800	11,560,472
VCA Antech †	299,400	9,649,662
		66,226,478
Real Estate - 6.50%
Alexander & Baldwin	227,671	9,689,678
Brandywine Realty Trust	683,133	9,878,103
Education Realty Trust	499,500	4,930,065
Healthcare Realty Trust	303,000	7,317,450
Highwoods Properties	270,900	10,405,269
Lexington Realty Trust	945,600	10,316,496
Ramco-Gershenson Properties Trust	371,700	6,058,710
Summit Hotel Properties	526,900	4,889,632
Washington Real Estate Investment Trust	311,300	7,433,844
		70,919,247

NQ-VIP- 884 [3/14] 5/14 (12585)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)
(Unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology - 14.73%
Black Box @	160,802	$3,913,920
Brocade Communications Systems †	1,112,000	11,798,320
Cirrus Logic †	338,600	6,727,982
CommScope Holding †	445,900	11,004,812
Compuware	1,186,400	12,457,200
Electronics for Imaging †	203,900	8,830,909
NetScout Systems †	238,500	8,962,830
ON Semiconductor †	1,365,700	12,837,580
Premiere Global Services @†	421,150	5,079,069
PTC †	358,300	12,694,569
RF Micro Devices †	1,158,100	9,125,828
Synopsys †	456,700	17,541,847
Tech Data †	199,000	12,131,040
Teradyne †	609,700	12,126,933
Vishay Intertechnology	1,043,400	15,525,792
		160,758,631
Transportation - 2.93%
Kirby †	76,200	7,715,250
Matson	257,100	6,347,799
Saia †	202,050	7,720,331
Werner Enterprises	399,200	10,183,592
		31,966,972
Utilities - 2.46%
Black Hills	168,100	9,690,965
El Paso Electric	217,500	7,771,275
NorthWestern	198,200	9,400,626
		26,862,866
Total Common Stock (cost $688,167,701)		1,077,360,582

	Principal Amount°
SHORT-TERM INVESTMENTS - 1.59%
Discount Note - 0.10% ≠
Federal Home Loan Bank 0.05% 4/23/14	1,144,164	1,144,150
		1,144,150
Repurchase Agreements - 0.53%
Bank of America Merrill Lynch 0.02%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $3,457,929 (collateralized by U.S. government obligations 0.00% - 1.00% 2/28/17 - 11/15/27; market value $3,527,087)	3,457,927	3,457,927
Bank of Montreal 0.04%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $1,152,644 (collateralized by U.S. government obligations 1.25% - 2.125% 10/31/18 - 1/31/21; market value $1,175,695)	1,152,642	1,152,643
BNP Paribas 0.05%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $1,171,432 (collateralized by U.S. government obligation 0.50% 6/15/16; market value $1,194,860)	1,171,431	1,171,431
		5,782,001
U.S. Treasury Obligations - 0.96% ≠
U.S. Treasury Bills
0.02% 4/17/14	8,620,870	8,620,784
0.04% 4/24/14	1,797,356	1,797,325
0.093% 11/13/14	48,276	48,257
		10,466,366
Total Short-Term Investments (cost $17,392,454)		17,392,517

TOTAL VALUE OF SECURITIES - 100.31% (cost $705,560,155)	1,094,753,099
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.31%)	(3,428,372)
NET ASSETS - 100.00%	$1,091,324,727
____________________

@	Illiquid security. At March 31, 2014, the aggregate value of illiquid securities was $130,085,072, which represents 11.92% of the Series’ net assets. See Note 4 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

NQ-VIP- 884 [3/14] 5/14 (12585)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$706,290,551	$403,731,208	$(15,268,660)	$388,462,548

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-VIP- 884 [3/14] 5/14 (12585)	Small Cap Value Series-3

(Unaudited)

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$1,077,360,582	$—	$1,077,360,582
Short-Term Investments	—	17,392,517	17,392,517
Total	$1,077,360,582	$17,392,517	$1,094,753,099

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

NQ-VIP- 884 [3/14] 5/14 (12585)	Small Cap Value Series-4

(Unaudited)

At March 31, 2014, the Series had no securities out on loan.

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Series. Illiquid securities have been identified in the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 884 [3/14] 5/14 (12585)	Small Cap Value Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 99.17% ²
Consumer Discretionary - 19.34%
eBay †	346,000	$19,113,040
L Brands	268,275	15,229,972
Liberty Interactive Class A †	716,675	20,690,407
NIKE Class B	143,675	10,611,835
Priceline Group †	17,350	20,679,291
Sally Beauty Holdings †	263,050	7,207,570
		93,532,115
Consumer Staples - 4.72%
Walgreen	345,575	22,818,317
		22,818,317
Energy - 7.67%
EOG Resources	136,725	26,821,343
Kinder Morgan	316,330	10,277,562
		37,098,905
Financial Services - 23.20%
CME Group	134,300	9,939,543
Crown Castle International	303,150	22,366,407
IntercontinentalExchange Group	71,150	14,075,605
MasterCard Class A	347,500	25,958,250
Progressive	491,025	11,892,625
Visa Class A	129,675	27,991,646
		112,224,076
Healthcare - 13.34%
Allergan	158,725	19,697,773
Celgene †	144,625	20,189,650
Novo Nordisk ADR	318,250	14,528,113
Perrigo	65,175	10,079,966
		64,495,502
Materials & Processing - 1.80%
Syngenta ADR	114,700	8,691,966
		8,691,966
Technology - 29.10%
Adobe Systems †	316,125	20,782,057
Equinix †	30,824	5,697,508
Google Class A †	20,400	22,736,004
Intuit	196,850	15,301,151
Microsoft	612,750	25,116,623
QUALCOMM	299,975	23,656,029
Teradata †	186,575	9,177,624
VeriFone Systems †	147,725	4,996,059
VeriSign †	167,763	9,044,103
Yelp †	55,025	4,233,073
		140,740,231
Total Common Stock
(cost $317,345,198)		479,601,112

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 0.75%
Discount Note - 0.18% ≠
Federal Home Loan Bank 0.05%
4/23/14	853,754	853,744
		853,744
Repurchase Agreements - 0.22%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $632,738 (collateralized by U.S.
government obligations
0.00% - 1.00% 2/28/17 -
11/15/27; market value $645,392)	632,737	632,737
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $210,913 (collateralized by U.S.
government obligations
1.25% - 2.125% 10/31/18 -
1/31/21; market value $215,131)	210,913	210,913
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $214,351 (collateralized by U.S.
government obligations
0.50% 6/15/16; market value $218,637)	214,350	214,350
		1,058,000
U.S. Treasury Obligations - 0.35% ≠
U.S. Treasury Bills
0.02% 4/17/14	474,230	474,225
0.052% 4/24/14	791,622	791,608
0.093% 11/13/14	427,018	426,850
		1,692,683
Total Short-Term Investments
(cost $3,604,319)		3,604,427

NQ-VIP- 888 [3/14] 5/14 (12577)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)
(Unaudited)

TOTAL VALUE OF SECURITIES - 99.92%
(cost $320,949,517)	$483,205,539
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.08%	383,816
NET ASSETS - 100.00%	$483,589,355
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
ADR - American Depositary Receipt

NQ-VIP- 888 [3/14] 5/14 (12577)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$323,196,782	$164,387,406	$(4,378,649)	$160,008,757

NQ-VIP- 888 [3/14] 5/14 (12577)	U.S. Growth Series-3

(Unaudited)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$479,601,112	$—	$479,601,112
Short-Term Investments	—	3,604,427	3,604,427
Total	$479,601,112	$3,604,427	$483,205,539

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

NQ-VIP- 888 [3/14] 5/14 (12577)	U.S. Growth Series-4

(Unaudited)

At March 31, 2014, the Series had no securities out on loan.

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 888 [3/14] 5/14 (12577)	U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
March 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK - 98.77%
Consumer Discretionary - 5.98%
Johnson Controls	481,200	$22,770,384
Lowe’s	468,300	22,899,870
		45,670,254
Consumer Staples - 11.72%
Archer-Daniels-Midland	519,500	22,541,105
CVS Caremark	306,300	22,929,618
Kraft Foods Group	387,833	21,757,431
Mondelez International Class A	645,700	22,308,935
		89,537,089
Energy - 15.17%
Chevron	194,300	23,104,213
ConocoPhillips	336,300	23,658,705
Halliburton	388,600	22,884,654
Marathon Oil	661,600	23,500,032
Occidental Petroleum	238,500	22,726,665
		115,874,269
Financials - 12.09%
Allstate	416,700	23,576,886
Bank of New York Mellon	675,500	23,838,395
BB&T	549,500	22,073,415
Marsh & McLennan	464,200	22,885,060
		92,373,756
Healthcare - 17.40%
Baxter International	292,400	21,514,792
Cardinal Health	307,800	21,539,844
Johnson & Johnson	239,500	23,526,085
Merck	412,800	23,434,656
Pfizer	687,441	22,080,605
Quest Diagnostics	360,300	20,868,576
		132,964,558
Industrials - 8.64%
Northrop Grumman	182,400	22,504,512
Raytheon	228,200	22,543,878
Waste Management	498,600	20,976,102
		66,024,492
Information Technology - 15.51%
Broadcom Class A	824,500	25,955,260
Cisco Systems	947,500	21,233,475
Intel Class A	941,400	24,297,534
Motorola Solutions	337,671	21,708,868
Xerox	2,242,000	25,334,600
		118,529,737
Materials - 3.03%
duPont (E.I.) deNemours	345,400	23,176,340
		23,176,340
Telecommunications - 6.13%
AT&T	689,424	24,178,100
Verizon Communications	475,800	22,633,806
		46,811,906
Utilities - 3.10%
Edison International	418,800	23,708,268
		23,708,268
Total Common Stock
(cost $482,997,504)		754,670,669

	Principal
	Amount°
SHORT-TERM INVESTMENTS - 1.28%
Discount Note - 0.21% ≠
Federal Home Loan Bank 0.05%
4/23/14	1,659,038	1,659,018
		1,659,018
Repurchase Agreements - 0.52%
Bank of America Merrill Lynch
0.02%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $2,379,045 (collateralized by
U.S. government obligations 0.00% -
1.00% 2/28/17 - 11/15/27; market
value $2,426,626)	2,379,044	2,379,044
Bank of Montreal
0.04%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $793,016 (collateralized by U.S.
government obligations 1.25% -
2.125% 10/31/18 - 1/31/21; market
value $808,875)	793,015	793,015
BNP Paribas
0.05%, dated 3/31/14, to be
repurchased on 4/1/14, repurchase
price $805,942 (collateralized by U.S.
government obligations 0.50%
6/15/16; market value $822,060)	805,941	805,941
		3,978,000
U.S. Treasury Obligations - 0.55% ≠
U.S. Treasury Bills
0.02% 4/17/14	2,381,624	2,381,601
0.04% 4/24/14	1,409,921	1,409,897
0.093% 11/13/14	389,277	389,124
		4,180,622
Total Short-Term Investments
(cost $9,817,510)		9,817,640

NQ-VIP- 872 [3/14] 5/14 (12582)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)
(Unaudited)

TOTAL VALUE OF SECURITIES - 100.05%
(cost $492,815,014)	$764,488,309
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.05%)	(404,789)
NET ASSETS APPLICABLE TO 28,548,583 SHARES OUTSTANDING - 100.00%	$764,083,520
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-VIP- 872 [3/14] 5/14 (12582)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
March 31, 2014 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$495,865,239	$272,158,363	$(3,535,293)	$268,623,070

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2013 will expire as follows: $11,224,022 expires in 2016 and $42,934,805 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

NQ-VIP- 872 [3/14] 5/14 (12582)	Value Series-3

(Unaudited)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Total
Common Stock	$754,670,669	$—	$754,670,669
Short-Term Investments	—	9,817,640	9,817,640
Total	$754,670,669	$9,817,640	$764,488,309

During the period ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At March 31, 2014, there were no Level 3 investments.

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

NQ-VIP- 872 [3/14] 5/14 (12582)	Value Series-4

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At March 31, 2014, the Series had no securities out on loan.

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 872 [3/14] 5/14 (12582)	Value Series-5

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: